UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Advance Auto Parts, Inc.	22	2,608
Amazon.com, Inc.*	123	178,021
Aptiv PLC	82	6,968
AutoZone, Inc.*	8	5,190
Best Buy Co., Inc.	78	5,459
Booking Hldgs., Inc.*	14	29,125
BorgWarner, Inc.	60	3,014
CarMax, Inc.*	55	3,407
Carnival Corp.	125	8,198
CBS Corp. Cl B	106	5,447
Charter Communications, Inc. Cl A*	58	18,051
Chipotle Mexican Grill, Inc.*	7	2,262
Comcast Corp. Cl A	1,421	48,556
D.R. Horton, Inc.	105	4,603
Darden Restaurants, Inc.	38	3,240
Discovery Communications, Inc. Cl A*	47	1,007
Discovery Communications, Inc. Cl C*	93	1,815
DISH Network Corp.*	71	2,690
Disney (Walt) Co.	461	46,303
Dollar General Corp.	79	7,390
Dollar Tree, Inc.*	72	6,833
Expedia, Inc.	38	4,196
Foot Locker, Inc.	38	1,731
Ford Motor Co.	1,196	13,252
Gap, Inc.	66	2,059
Garmin Ltd.	34	2,004
General Motors Co.	388	14,100
Genuine Parts Co.	45	4,043
Goodyear Tire & Rubber Co.	73	1,940
H&R Block, Inc.	65	1,652
Hanesbrands, Inc.	110	2,026
Harley-Davidson, Inc.	52	2,230
Hasbro, Inc.	35	2,951
Hilton Worldwide Hldgs., Inc.	63	4,962
Home Depot, Inc.	359	63,988
Interpublic Group of Cos., Inc.	118	2,718
Kohl’s Corp.	52	3,407
L Brands, Inc.	75	2,866
Leggett & Platt, Inc.	41	1,819
Lennar Corp. Cl A	84	4,951

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

LKQ Corp.*	94	3,567
Lowe’s Cos., Inc.	255	22,376
Macy’s, Inc.	93	2,766
Marriott International, Inc. Cl A	93	12,646
Mattel, Inc.	105	1,381
McDonald’s Corp.	245	38,313
MGM Resorts International	156	5,463
Michael Kors Hldgs. Ltd.*	46	2,856
Mohawk Industries, Inc.*	20	4,644
Netflix, Inc.*	132	38,986
Newell Brands, Inc.	149	3,797
News Corp. Cl A	118	1,864
News Corp. Cl B	38	612
NIKE, Inc. Cl B	399	26,510
Nordstrom, Inc.	35	1,694
Norwegian Cruise Line Hldgs. Ltd.*	63	3,337
Omnicom Group, Inc.	71	5,160
O’Reilly Automotive, Inc.*	26	6,432
PulteGroup, Inc.	81	2,389
PVH Corp.	24	3,634
Ralph Lauren Corp.	17	1,901
Ross Stores, Inc.	118	9,202
Royal Caribbean Cruises Ltd.	52	6,122
Starbucks Corp.	431	24,951
Tapestry, Inc.	87	4,577
Target Corp.	166	11,525
Tiffany & Co.	32	3,125
Time Warner, Inc.	240	22,699
TJX Cos., Inc.	194	15,823
Tractor Supply Co.	39	2,458
TripAdvisor, Inc.*	34	1,390
Twenty-First Century Fox, Inc. Cl A	323	11,851
Twenty-First Century Fox, Inc. Cl B	135	4,910
Ulta Beauty, Inc.*	18	3,677
Under Armour, Inc. Cl A*	56	916
Under Armour, Inc. Cl C*	56	804
V.F. Corp.	101	7,486
Viacom, Inc. Cl B	109	3,386
Whirlpool Corp.	22	3,368
Wyndham Worldwide Corp.	31	3,547
Wynn Resorts Ltd.	25	4,559
Yum! Brands, Inc.	102	8,683

		872,469

CONSUMER STAPLES (4.2%)
Altria Group, Inc.	583	36,333

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Archer-Daniels-Midland Co.	172	7,460
Brown-Forman Corp. Cl B	80	4,352
Campbell Soup Co.	59	2,555
Church & Dwight Co., Inc.	74	3,727
Clorox Co.	39	5,191
Coca-Cola Co.	1,178	51,161
Colgate-Palmolive Co.	269	19,282
Conagra Brands, Inc.	123	4,536
Constellation Brands, Inc. Cl A	53	12,080
Costco Wholesale Corp.	134	25,250
Coty, Inc. Cl A	144	2,635
CVS Health Corp.	311	19,347
Dr. Pepper Snapple Group, Inc.	55	6,511
Estee Lauder Cos., Inc. Cl A	69	10,331
General Mills, Inc.	174	7,840
Hershey Co.	43	4,255
Hormel Foods Corp.	82	2,814
J.M. Smucker Co.	35	4,340
Kellogg Co.	76	4,941
Kimberly-Clark Corp.	107	11,784
Kraft Heinz Co.	184	11,461
Kroger Co.	271	6,488
McCormick & Co., Inc.	37	3,936
Molson Coors Brewing Co. Cl B	57	4,294
Mondelez International, Inc. Cl A	455	18,987
Monster Beverage Corp.*	126	7,208
PepsiCo, Inc.	436	47,589
Philip Morris Int’l., Inc.	477	47,414
Proctor & Gamble Co.	774	61,363
Sysco Corp.	148	8,874
Tyson Foods, Inc. Cl A	92	6,733
Walgreens Boots Alliance, Inc.	262	17,153
Wal-Mart Stores, Inc.	445	39,592

		527,817

ENERGY (3.1%)
Anadarko Petroleum Corp.	168	10,149
Andeavor	44	4,425
Apache Corp.	118	4,541
Baker Hughes, a GE Co.	129	3,582
Cabot Oil & Gas Corp.	142	3,405
Chevron Corp.	586	66,827
Cimarex Energy Co.	30	2,805
Concho Resources, Inc.*	45	6,765
ConocoPhillips	361	21,404
Devon Energy Corp.	162	5,150

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

EOG Resources, Inc.	177	18,633
EQT Corp.	75	3,563
Exxon Mobil Corp.	1,302	97,142
Halliburton Co.	267	12,533
Helmerich & Payne, Inc.	34	2,263
Hess Corp.	82	4,151
Kinder Morgan, Inc.	582	8,765
Marathon Oil Corp.	261	4,210
Marathon Petroleum Corp.	146	10,674
National Oilwell Varco, Inc.	116	4,270
Newfield Exploration Co.*	62	1,514
Noble Energy, Inc.	152	4,606
Occidental Petroleum Corp.	236	15,331
ONEOK, Inc.	126	7,172
Phillips 66	129	12,374
Pioneer Natural Resources Co.	53	9,104
Range Resources Corp.	70	1,018
Schlumberger Ltd.	424	27,467
TechnipFMC PLC	134	3,946
Valero Energy Corp.	133	12,338
Williams Cos., Inc.	255	6,339

		396,466

FINANCIALS (9.3%)
Affiliated Managers Group, Inc.	17	3,223
Aflac, Inc.	238	10,415
Allstate Corp.	108	10,238
American Express Co.	221	20,615
American Int’l. Group, Inc.	275	14,966
Ameriprise Financial, Inc.	45	6,657
Aon PLC	76	10,665
Assurant, Inc.	16	1,463
Bank of America Corp.	2,934	87,991
Bank of New York Mellon Corp.	310	15,974
BB&T Corp.	239	12,438
Berkshire Hathaway, Inc. Cl B*	591	117,893
BlackRock, Inc.	38	20,585
Brighthouse Financial, Inc.*	29	1,491
Capital One Financial Corp.	149	14,277
CBOE Holdings, Inc.	34	3,879
Charles Schwab Corp.	368	19,217
Chubb Ltd.	143	19,495
Cincinnati Financial Corp.	46	3,416
Citigroup, Inc.	788	53,190
Citizens Financial Group, Inc.	150	6,297
CME Group, Inc.	105	16,983

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Comerica, Inc.	52	4,988
Discover Financial Svcs.	109	7,840
E*Trade Financial Corp.*	82	4,544
Everest Re Group Ltd.	12	3,082
Fifth Third Bancorp	212	6,731
Franklin Resources, Inc.	99	3,433
Gallagher (Arthur J.) & Co.	55	3,780
Goldman Sachs Group, Inc.	109	27,453
Hartford Financial Svcs. Group, Inc.	110	5,667
Huntington Bancshares, Inc.	337	5,089
Intercontinental Exchange, Inc.	179	12,981
Invesco Ltd.	126	4,033
iShares Core S&P 500 ETF	576	152,853
JPMorgan Chase & Co.	1,052	115,688
KeyCorp	324	6,334
Leucadia National Corp.	97	2,205
Lincoln National Corp.	66	4,822
Loews Corp.	83	4,128
M&T Bank Corp.	45	8,296
Marsh & McLennan Cos., Inc.	156	12,884
MetLife, Inc.	318	14,593
Moody’s Corp.	51	8,226
Morgan Stanley	422	22,771
Nasdaq, Inc.	35	3,018
Navient Corp.	81	1,063
Northern Trust Corp.	65	6,703
People’s United Financial, Inc.	107	1,997
PNC Financial Svcs. Grp., Inc.	144	21,779
Principal Financial Grp., Inc.	82	4,995
Progressive Corp.	178	10,846
Prudential Financial, Inc.	130	13,462
Raymond James Financial, Inc.	40	3,576
Regions Financial Corp.	344	6,392
S&P Global, Inc.	78	14,903
State Street Corp.	113	11,269
SunTrust Banks, Inc.	144	9,798
SVB Financial Group*	16	3,840
Synchrony Financial	220	7,377
T. Rowe Price Group, Inc.	75	8,098
Torchmark Corp.	32	2,693
Travelers Cos., Inc.	84	11,664
U.S. Bancorp	481	24,291
Unum Group	67	3,190
Wells Fargo & Co.	1,345	70,491
Willis Towers Watson PLC	42	6,357

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

XL Group Ltd.	78	4,310
Zions Bancorporation	60	3,164

		1,169,065

HEALTH CARE (7.5%)
Abbott Laboratories	534	31,997
AbbVie, Inc.	489	46,284
Aetna, Inc.	100	16,900
Agilent Technologies, Inc.	99	6,623
Alexion Pharmaceuticals, Inc.*	68	7,579
Align Technology, Inc.*	22	5,525
Allergan PLC	102	17,166
AmerisourceBergen Corp.	50	4,311
Amgen, Inc.	206	35,119
Anthem, Inc.	78	17,137
Baxter International, Inc.	152	9,886
Becton, Dickinson & Co.	81	17,553
BIOGEN, Inc.*	65	17,798
Boston Scientific Corp.*	423	11,556
Bristol-Myers Squibb Co.	502	31,752
Cardinal Health, Inc.	97	6,080
Celgene Corp.*	231	20,608
Centene Corp.*	53	5,664
Cerner Corp.*	97	5,626
CIGNA Corp.	75	12,581
Cooper Companies, Inc.	15	3,432
Danaher Corp.	188	18,407
DaVita Inc Inc.*	45	2,967
DENTSPLY SIRONA, Inc.	71	3,572
Edwards Lifesciences Corp.*	65	9,069
Envision Healthcare Corp.*	38	1,460
Express Scripts Hldg. Co.*	174	12,020
Gilead Sciences, Inc.	402	30,307
HCA Healthcare, Inc.	86	8,342
Hologic, Inc.*	84	3,138
Humana, Inc.	43	11,560
IDEXX Laboratories, Inc.*	26	4,976
Illumina, Inc.*	45	10,639
Incyte Corp.*	53	4,416
Intuitive Surgical, Inc.*	34	14,036
IQVIA Holdings, Inc.*	45	4,415
Johnson & Johnson	825	105,724
Laboratory Corp. of America Hldgs.*	31	5,014
Lilly (Eli) & Co.	296	22,902
McKesson Corp.	64	9,016
Medtronic PLC	417	33,452

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Merck & Co., Inc.	829	45,156
Mettler-Toledo Int’l., Inc.*	8	4,600
Mylan NV*	157	6,464
Nektar Therapeutics*	49	5,207
PerkinElmer, Inc.	33	2,499
Perrigo Co. PLC	40	3,334
Pfizer, Inc.	1,829	64,911
Quest Diagnostics, Inc.	42	4,213
Regeneron Pharmaceuticals, Inc.*	23	7,920
ResMed, Inc.	43	4,234
Schein (Henry), Inc.*	48	3,226
Stryker Corp.	99	15,931
Thermo Fisher Scientific, Inc.	123	25,395
UnitedHealth Group, Inc.	297	63,558
Universal Health Svcs., Inc. Cl B	26	3,079
Varian Medical Systems, Inc.*	28	3,434
Vertex Pharmaceuticals, Inc.*	78	12,712
Waters Corp.*	25	4,966
Zimmer Biomet Hldgs., Inc.	62	6,760
Zoetis, Inc.	149	12,443

		946,651

INDUSTRIALS (5.6%)
3M Co.	182	39,953
Acuity Brands, Inc.	12	1,670
Alaska Air Group, Inc.	38	2,354
Allegion PLC	29	2,473
American Airlines Group, Inc.	129	6,703
AMETEK, Inc.	70	5,318
Arconic, Inc.	131	3,018
Boeing Co.	170	55,740
Caterpillar, Inc.	183	26,971
Cintas Corp.	26	4,435
CSX Corp.	272	15,153
Cummins, Inc.	48	7,780
Deere & Co.	99	15,377
Delta Air Lines, Inc.	200	10,962
Dover Corp.	48	4,715
Eaton Corp. PLC	136	10,868
Emerson Electric Co.	195	13,319
Equifax, Inc.	36	4,241
Expeditors Int’l. of Wash.	55	3,482
Fastenal Co.	88	4,804
FedEx Corp.	76	18,248
Flowserve Corp.	40	1,733
Fluor Corp.	42	2,403

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Fortive Corp.	94	7,287
Fortune Brands Home & Security, Inc.	47	2,768
General Dynamics Corp.	85	18,777
General Electric Co.	2,665	35,924
Grainger (W.W.), Inc.	16	4,516
Harris Corp.	36	5,806
Honeywell International, Inc.	231	33,382
Hunt (J.B.) Transport Svcs., Inc.	26	3,046
Huntington Ingalls Industries, Inc.	13	3,351
IHS Markit Ltd.*	111	5,355
Illinois Tool Works, Inc.	94	14,726
Ingersoll-Rand PLC	76	6,499
Jacobs Engineering Group, Inc.	37	2,189
Johnson Controls Int’l. PLC	283	9,973
Kansas City Southern	31	3,405
L-3 Communications Corp.	24	4,992
Lockheed Martin Corp.	76	25,683
Masco Corp.	97	3,923
Nielsen Hldgs. PLC	102	3,243
Norfolk Southern Corp.	88	11,949
Northrop Grumman Corp.	54	18,852
PACCAR, Inc.	109	7,213
Parker Hannifin Corp.	40	6,841
Pentair PLC	50	3,407
Quanta Services, Inc.*	48	1,649
Raytheon Co.	88	18,992
Republic Services, Inc.	70	4,636
Robert Half Int’l., Inc.	39	2,258
Robinson (C.H.) Worldwide, Inc.	42	3,936
Rockwell Automation, Inc.	40	6,968
Rockwell Collins, Inc.	51	6,877
Roper Technologies, Inc.	31	8,701
Smith (A.O.) Corp.	45	2,862
Snap-on, Inc.	17	2,508
Southwest Airlines Co.	165	9,451
Stanley Black & Decker, Inc.	47	7,200
Stericycle, Inc.*	27	1,580
Textron, Inc.	80	4,718
TransDigm Group, Inc.	15	4,604
Union Pacific Corp.	241	32,398
United Continental Hldgs., Inc*	75	5,210
United Parcel Service, Inc. Cl B	212	22,188
United Rentals, Inc.*	25	4,318
United Technologies Corp.	228	28,687
Verisk Analytics, Inc. Cl A*	47	4,888

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Waste Management, Inc.	123	10,347
Xylem, Inc.	55	4,231

		704,034

INFORMATION TECHNOLOGY (13.6%)
Accenture PLC Cl A	189	29,012
Activision Blizzard, Inc.	232	15,651
Adobe Systems, Inc.*	151	32,628
Advanced Micro Devices, Inc.*	253	2,543
Akamai Technologies, Inc.*	52	3,691
Alliance Data Systems Corp.	15	3,193
Alphabet, Inc. Cl A*	91	94,380
Alphabet, Inc. Cl C*	93	95,956
Amphenol Corp. Cl A	94	8,096
Analog Devices, Inc.	113	10,298
ANSYS, Inc.*	25	3,917
Apple, Inc.	1,555	260,893
Applied Materials, Inc.	323	17,962
Autodesk, Inc.*	67	8,414
Automatic Data Processing, Inc.	136	15,433
Broadcom Ltd.	125	29,456
CA, Inc.	96	3,254
Cadence Design Systems, Inc.*	86	3,162
Cisco Systems, Inc.	1,478	63,391
Citrix Systems, Inc.*	40	3,712
Cognizant Technology Solutions	181	14,571
Corning, Inc.	266	7,416
CSRA, Inc.	50	2,062
DXC Technology Co.	88	8,847
eBay, Inc.*	290	11,670
Electronic Arts, Inc.*	95	11,518
F5 Networks, Inc.*	19	2,748
Facebook, Inc. Cl A*	735	117,446
Fidelity Nat’l. Information Svcs., Inc.	102	9,823
Fiserv, Inc.*	126	8,985
FLIR Systems, Inc.	43	2,150
Gartner, Inc.*	28	3,293
Global Payments, Inc.	48	5,353
Hewlett Packard Enterprise Co.	482	8,454
HP, Inc.	502	11,004
Intel Corp.	1,435	74,735
Int’l. Business Machines Corp.	263	40,352
Intuit, Inc.	74	12,828
IPG Photonics Corp.*	11	2,567
Juniper Networks, Inc.	106	2,579
KLA-Tencor Corp.	48	5,232

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Lam Research Corp.	49	9,955
Mastercard, Inc. Cl A	283	49,570
Microchip Technology, Inc.	72	6,578
Micron Technology, Inc.*	354	18,458
Microsoft Corp.	2,362	215,575
Motorola Solutions, Inc.	50	5,265
NetApp, Inc.	83	5,120
NVIDIA Corp.	185	42,844
Oracle Corp.	928	42,456
Paychex, Inc.	99	6,097
PayPal Hldgs., Inc.*	345	26,175
Qorvo, Inc.*	39	2,748
QUALCOMM, Inc.	454	25,156
Red Hat, Inc.*	55	8,223
Salesforce.com, inc.*	211	24,539
Seagate Technology PLC	87	5,091
Skyworks Solutions, Inc.	56	5,615
Symantec Corp.	191	4,937
Synopsys, Inc.*	46	3,829
Take-Two Interactive Software, Inc.*	35	3,422
TE Connectivity Ltd.	108	10,789
Texas Instruments, Inc.	302	31,375
Total System Services, Inc.	51	4,399
VeriSign, Inc.*	25	2,964
Visa, Inc. Cl A	553	66,150
Western Digital Corp.	92	8,489
Western Union Co.	141	2,711
Xerox Corp.	66	1,900
Xilinx, Inc.	79	5,707

		1,714,812

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	67	10,655
Albemarle Corp.	33	3,060
Avery Dennison Corp.	26	2,763
Ball Corp.	108	4,289
CF Industries Hldgs., Inc.	71	2,679
DowDuPont, Inc.	717	45,680
Eastman Chemical Co.	44	4,646
Ecolab, Inc.	79	10,829
FMC Corp.	41	3,139
Freeport-McMoRan, Inc.*	414	7,274
International Paper Co.	126	6,732
Int’l. Flavors & Fragrances, Inc.	24	3,286
LyondellBasell Inds. NV Cl A	99	10,462
Martin Marietta Materials, Inc.	20	4,146

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Monsanto Co.	136	15,870
Newmont Mining Corp.	163	6,368
Nucor Corp.	97	5,926
Packaging Corp. of America	29	3,268
PPG Industries, Inc.	78	8,705
Praxair, Inc.	88	12,698
Sealed Air Corp.	52	2,225
Sherwin-Williams Co.	25	9,803
The Mosaic Co.	108	2,622
Vulcan Materials Co.	40	4,567
WestRock Co.	78	5,005

		196,697

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	31	3,872
American Tower Corp.	135	19,621
Apartment Investment & Management Co. Cl A	48	1,956
AvalonBay Communities, Inc.	42	6,907
Boston Properties, Inc.	48	5,915
CBRE Group, Inc.*	93	4,391
Crown Castle Int’l. Corp.	127	13,920
Digital Realty Trust, Inc.	62	6,534
Duke Realty Corp.	109	2,886
Equinix, Inc.	24	10,035
Equity Residential	113	6,963
Essex Property Trust, Inc.	20	4,814
Extra Space Storage, Inc.	39	3,407
Federal Realty Investment Trust	22	2,554
GGP, Inc.	193	3,949
HCP, Inc.	144	3,345
Host Hotels & Resorts, Inc.	224	4,175
Iron Mountain, Inc.	86	2,826
Kimco Realty Corp.	130	1,872
Mid-America Apt. Communities, Inc.	34	3,102
ProLogis, Inc.	163	10,267
Public Storage	46	9,218
Realty Income Corp.	87	4,501
Regency Centers Corp.	46	2,713
SBA Communications Corp. Cl A*	35	5,982
Simon Property Group, Inc.	95	14,663
SL Green Realty Corp	27	2,614
The Macerich Co.	33	1,849
UDR, Inc.	83	2,956
Ventas, Inc.	108	5,349
Vornado Realty Trust	53	3,567
Welltower, Inc.	114	6,205

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Weyerhaeuser Co.	231	8,092

		191,020

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	1,885	67,200
CenturyLink, Inc.	299	4,913
Verizon Communications, Inc.	1,267	60,588

		132,701

UTILITIES (1.6%)
AES Corp.	202	2,297
Alliant Energy Corp.	70	2,860
Ameren Corp.	75	4,247
American Electric Power Co., Inc.	152	10,426
American Water Works Co., Inc.	54	4,435
CenterPoint Energy, Inc.	132	3,617
CMS Energy Corp.	86	3,895
Consolidated Edison, Inc.	95	7,404
Dominion Resources, Inc.	199	13,419
DTE Energy Co.	55	5,742
Duke Energy Corp.	215	16,656
Edison International	100	6,366
Entergy Corp.	56	4,412
Eversource Energy	97	5,715
Exelon Corp.	295	11,508
FirstEnergy Corp.	137	4,659
NextEra Energy, Inc.	145	23,683
NiSource, Inc.	104	2,487
NRG Energy, Inc.	93	2,839
PG&E Corp.	158	6,941
Pinnacle West Capital Corp.	34	2,713
PPL Corp.	213	6,026
Public Svc. Enterprise Group, Inc.	155	7,787
SCANA Corp.	44	1,652
Sempra Energy	78	8,675
Southern Co.	310	13,845
WEC Energy Group, Inc.	96	6,019
Xcel Energy, Inc.	156	7,095

		197,420

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,605,956) 56.0%		7,049,152

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	50,000	49,877

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $49,877) 0.4%					49,877

TOTAL INDEXED ASSETS (Cost: $4,655,833) 56.4%					7,099,029

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
American Axle & Mfg. Hldgs., Inc.*	500	7,610
AutoZone, Inc.*	41	26,596
Bassett Furniture Industries, Inc.	88	2,671
Belmond Ltd.*	838	9,344
Bloomin’ Brands, Inc.	672	16,316
BorgWarner, Inc.	381	19,138
Bright Horizons Family Solutions, Inc.*	165	16,454
Cooper Tire & Rubber Co.	227	6,651
Dave & Buster’s Entertainment, Inc.*	458	19,117
Discovery Communications, Inc. Cl A*	140	3,000
Discovery Communications, Inc. Cl C*	489	9,539
Expedia, Inc.	55	6,073
Five Below, Inc.*	604	44,297
Haverty Furniture Cos., Inc.	664	13,380
Houghton Mifflin Harcourt Co.*	1,572	10,925
ILG, Inc.	311	9,676
Liberty Interactive Corp. Ser. A QVC Group*	472	11,880
Lions Gate Entertainment Corp. Cl A	776	20,032
Lions Gate Entertainment Corp. Cl B	905	21,792
Lithia Motors, Inc. Cl A	300	30,156
Marriott International, Inc. Cl A	195	26,516
MSG Networks, Inc.*	547	12,362
NVR, Inc.*	5	14,000
Playa Hotels & Resorts NV*	1,298	13,266
Ralph Lauren Corp.	200	22,360
Red Rock Resorts, Inc. Cl A	599	17,539
Signet Jewelers Ltd.	125	4,815
Sleep Number Corp.*	1,394	48,999
Steve Madden Ltd.	228	10,009
Taylor Morrison Home Corp. Cl A*	109	2,538
Thor Industries, Inc.	190	21,882
Tractor Supply Co.	294	18,528
Unifi, Inc.*	265	9,606

		527,067

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

CONSUMER STAPLES (1.1%)
Cal-Maine Foods, Inc.*	273	11,930
Church & Dwight Co., Inc.	439	22,108
Constellation Brands, Inc. Cl A	108	24,616
Crimson Wine Group Ltd.*	1,513	14,964
Edgewell Personal Care Co.*	64	3,124
Ingredion, Inc.	63	8,122
J.M. Smucker Co.	119	14,757
Orchids Paper Products Co.	1,072	8,736
Vector Group Ltd.	1,055	21,511
WD-40 Co.	79	10,404

		140,272

ENERGY (1.9%)
Abraxas Petroleum Corp.*	1,731	3,843
Andeavor	38	3,821
Baker Hughes, a GE Co.	148	4,110
Carrizo Oil and Gas, Inc.*	660	10,560
Centennial Resource Dev., Inc. Cl A*	680	12,478
Cheniere Energy, Inc.*	121	6,467
Concho Resources, Inc.*	55	8,268
Continental Resources, Inc.*	420	24,759
CrossAmerica Partners LP	302	6,209
Devon Energy Corp.	253	8,043
Ensco PLC Cl A	812	3,565
Gulfport Energy Corp.*	551	5,317
Hess Corp.	77	3,898
Matador Resources Co.*	146	4,367
Matrix Service Co.*	159	2,178
MPLX LP	137	4,526
Newfield Exploration Co.*	313	7,643
Noble Energy, Inc.	215	6,515
PBF Energy, Inc.	1,086	36,815
PDC Energy, Inc.*	164	8,041
ProPetro Hldg. Corp.*	190	3,019
Range Resources Corp.	1,711	24,878
Ring Energy, Inc.*	642	9,213
RPC, Inc.	796	14,351
US Silica Hldgs., Inc.	145	3,700
Weatherford Int’l. PLC*	442	1,012
Williams Cos., Inc.	709	17,626

		245,222

FINANCIALS (7.7%)
American Equity Investment Life Hldg. Co.	461	13,535
American Financial Group, Inc.	109	12,232

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Ameriprise Financial, Inc.	174	25,742
AMERISAFE, Inc.	115	6,354
Aspen Insurance Hldgs. Ltd.	319	14,307
Associated Banc-Corp.	1,044	25,943
BancFirst Corp.	329	17,470
Bank of Marin Bancorp	136	9,377
BankUnited, Inc.	191	7,636
Banner Corp.	263	14,594
Bridgewater Bancshares, Inc.*	50	654
Brookline Bancorp, Inc.	1,029	16,670
Brown & Brown, Inc.	280	7,123
Bryn Mawr Bank Corp.	295	12,965
Cadence Bancorporation	261	7,107
CBOE Holdings, Inc.	142	16,202
Charter Financial Corp.	549	11,194
CIT Group, Inc.	170	8,755
Citizens Financial Group, Inc.	120	5,038
Dime Community Bancshares	498	9,163
Discover Financial Svcs.	249	17,911
East West Bancorp, Inc.	148	9,256
Ellington Financial LLC	914	13,536
Enterprise Financial Svcs. Corp.	329	15,430
Everest Re Group Ltd.	73	18,748
Fifth Third Bancorp	756	24,003
First Connecticut Bancorp, Inc.	239	6,118
First Interstate BancSytem, Inc.	368	14,554
First Merchants Corp.	250	10,425
First Republic Bank/CA	162	15,003
Flushing Financial Corp.	368	9,921
Glacier Bancorp, Inc.	346	13,279
Great Southern Bancorp, Inc.	122	6,094
Hanmi Financial Corp.	177	5,443
Hartford Financial Svcs. Group, Inc.	524	26,996
Heritage Financial Corp.	345	10,557
IBERIABANK Corp.	42	3,276
Investors Bancorp, Inc.	739	10,080
iShares Micro-Cap ETF	41	3,938
iShares Russell Mid-Cap ETF	50	10,322
iShares Russell Mid-Cap Value ETF	100	8,643
KeyCorp	1,554	30,381
Lincoln National Corp.	148	10,813
Luther Burbank Corp.	218	2,618
Marlin Business Svcs. Corp.	556	15,763
MB Financial, Inc.	221	8,946
Moelis & Co. Cl A	288	14,645

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

NMI Hldgs., Inc. Cl A*	1,259	20,836
Northfield Bancorp, Inc.	763	11,910
Pinnacle Financial Partners, Inc.	132	8,474
Principal Financial Grp., Inc.	205	12,487
Progressive Corp.	536	32,659
Prosperity Bancshares, Inc.	99	7,190
Raymond James Financial, Inc.	204	18,240
Reinsurance Grp. of America, Inc.	226	34,804
S&T Bancorp, Inc.	234	9,346
SEI Investments Co.	228	17,079
Selective Insurance Group, Inc.	331	20,092
Starwood Property Trust, Inc.	1,855	38,862
Sterling Bancorp	189	4,262
Stock Yards Bancorp, Inc.	609	21,376
SVB Financial Group*	235	56,402
Synchrony Financial	121	4,057
TriCo Bancshares	199	7,407
TriState Capital Hldgs., Inc.*	380	8,835
UMB Financial Corp.	109	7,891
United Financial Bancorp, Inc.	193	3,127
United Insurance Hldgs. Corp.	422	8,077
Voya Financial, Inc.	222	11,211
Waterstone Financial, Inc.	213	3,685
Webster Financial Corp.	175	9,695
Wintrust Financial Corp.	73	6,282
Zions Bancorporation	174	9,175

		972,221

HEALTH CARE (4.9%)
Abiomed, Inc.*	22	6,402
Acadia Healthcare Co., Inc.*	681	26,682
ACADIA Pharmaceuticals, Inc.*	353	7,932
Acceleron Pharma, Inc.*	144	5,630
Agilent Technologies, Inc.	235	15,722
Agios Pharmaceuticals, Inc.*	111	9,078
Akebia Therapeutics, Inc.*	260	2,478
Align Technology, Inc.*	59	14,817
Alnylam Pharmaceuticals, Inc.*	30	3,573
Amicus Therapeutics, Inc.*	490	7,370
Anika Therapeutics, Inc.*	169	8,403
Becton, Dickinson & Co.	33	7,151
BioMarin Pharmaceutical, Inc.*	55	4,459
bluebird bio, Inc.*	87	14,856
Boston Scientific Corp.*	470	12,840
Cambrex Corp.*	60	3,138
Catalent, Inc.*	206	8,458

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Centene Corp.*	176	18,809
Chemed Corp.	34	9,277
Clovis Oncology, Inc.*	94	4,963
Dyax Corp. - contingent value rights*	194	0	††
Edwards Lifesciences Corp.*	142	19,812
Emergent Biosolutions, Inc.*	301	15,847
Envision Healthcare Corp.*	520	19,983
Exact Sciences Corp.*	254	10,244
Halyard Health, Inc.*	50	2,304
Hill-Rom Hldgs., Inc.	75	6,525
Humana, Inc.	30	8,065
ICU Medical, Inc.*	24	6,058
Incyte Corp.*	45	3,750
Insulet Corp.*	144	12,482
Intersect ENT, Inc.*	191	7,506
Intuitive Surgical, Inc.*	20	8,257
iRhythm Technologies, Inc.*	100	6,295
Karyopharm Therapeutics, Inc.*	382	5,126
Masimo Corp.*	95	8,355
Medicines Co.*	210	6,917
Mettler-Toledo Int’l., Inc.*	25	14,376
Nektar Therapeutics*	189	20,083
Neogen Corp.*	121	8,106
Neurocrine Biosciences, Inc.*	359	29,771
Nevro Corp.*	128	11,094
Omnicell, Inc.*	375	16,275
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	1,032	2,116
Pacira Pharmaceuticals, Inc.*	294	9,158
Penumbra, Inc.*	79	9,136
PRA Health Sciences, Inc.*	103	8,545
Prothena Corp. PLC*	122	4,479
Radius Health, Inc.*	115	4,133
Repligen Corp.*	200	7,236
Sage Therapeutics, Inc.*	83	13,369
Spark Therapeutics, Inc.*	83	5,527
Supernus Pharmaceuticals, Inc.*	822	37,647
Ultragenyx Pharmaceutical, Inc.*	90	4,589
United Therapeutics Corp.*	28	3,146
WellCare Health Plans, Inc.*	106	20,524
Wright Medical Group NV*	600	11,904
Zimmer Biomet Hldgs., Inc.	142	15,483
Zoetis, Inc.	279	23,299
Zogenix, Inc.*	117	4,686

		624,247

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

INDUSTRIALS (6.6%)
AeroVironment, Inc.*	110	5,006
Alaska Air Group, Inc.	322	19,951
AMERCO	22	7,592
Astronics Corp.*	265	9,884
BMC Stock Hldgs., Inc.*	939	18,358
Builders FirstSource, Inc.*	456	9,047
Carlisle Cos., Inc.	288	30,070
Copart, Inc.*	220	11,205
Daseke, Inc.*	1,048	10,260
Deluxe Corp.	181	13,396
Dover Corp.	167	16,403
Echo Global Logistics, Inc.*	305	8,418
EMCOR Group, Inc.	87	6,780
Encore Wire Corp.	299	16,953
EnPro Industries, Inc.	259	20,041
Fortune Brands Home & Security, Inc.	208	12,249
Generac Hldgs., Inc.*	109	5,004
GMS, Inc.*	189	5,776
Granite Construction, Inc.	607	33,907
H&E Equipment Services	255	9,815
Harris Corp.	137	22,096
Healthcare Svcs. Group, Inc.	294	12,783
Hyster-Yale Materials Handling, Inc. Cl A	133	9,301
ICF International, Inc.	114	6,663
InnerWorkings, Inc.*	412	3,729
John Bean Technologies Corp.	81	9,185
Kirby Corp.*	284	21,853
L-3 Communications Corp.	182	37,856
Landstar System, Inc.	244	26,755
Lennox International, Inc.	70	14,306
Lincoln Electric Hldgs., Inc.	148	13,313
LSC Communications, Inc.	855	14,920
Miller Industries, Inc.	765	19,125
Mueller Industries, Inc.	1,488	38,927
NCI Building Systems, Inc.*	489	8,655
Nordson Corp.	100	13,634
Old Dominion Freight Line, Inc.	289	42,475
On Assignment, Inc.*	141	11,545
Orbital ATK, Inc.	125	16,576
Oshkosh Corp.	87	6,722
Republic Services, Inc.	60	3,974
Robert Half Int’l., Inc.	280	16,209
Rockwell Automation, Inc.	131	22,820
Roper Technologies, Inc.	36	10,105

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Schneider National, Inc. Cl B	210	5,473
Simpson Manufacturing Co., Inc.	98	5,644
Smith (A.O.) Corp.	146	9,284
Stanley Black & Decker, Inc.	88	13,482
Sun Hydraulics Corp.	283	15,157
Teledyne Technologies, Inc.*	81	15,161
Trex Co., Inc.*	101	10,986
Tutor Perini Corp.*	228	5,027
United Rentals, Inc.*	194	33,510
Universal Forest Products, Inc.	558	18,108
VSE Corp.	272	14,068
Wabtec Corp.	148	12,047
Woodward, Inc.	40	2,866
XPO Logistics, Inc.*	35	3,563

		838,018

INFORMATION TECHNOLOGY (6.7%)
Acacia Communications, Inc.*	113	4,346
Advanced Energy Industries, Inc.*	75	4,793
Aerohive Networks, Inc.*	760	3,070
Amphenol Corp. Cl A	216	18,604
Analog Devices, Inc.	190	17,314
Anixter International, Inc.*	98	7,424
Apptio, Inc. Cl A*	325	9,211
ARRIS International PLC*	340	9,034
Avnet, Inc.	345	14,407
Belden, Inc.	127	8,755
Cabot MicroElectronics Corp.	40	4,284
Callidus Software, Inc.*	206	7,406
Coherent, Inc.*	50	9,370
CommVault Systems, Inc.*	102	5,834
Comtech Telecommunications Corp.	225	6,725
Cornerstone OnDemand, Inc.*	131	5,123
Cray, Inc.*	445	9,212
Cypress Semiconductor Corp.	670	11,363
DXC Technology Co.	279	28,047
Entegris, Inc	225	7,830
EPAM Systems, Inc.*	149	17,063
Etsy, Inc.*	175	4,911
Euronet Worldwide, Inc.*	298	23,518
Everspin Technologies, Inc.*	941	7,105
F5 Networks, Inc.*	14	2,025
Fair Isaac Corp.	52	8,807
Fidelity Nat’l. Information Svcs., Inc.	200	19,260
Finisar Corp.*	115	1,818
Five9, Inc.*	480	14,299

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Global Payments, Inc.	176	19,628
Globant S.A.*	144	7,422
Grubhub, Inc.*	120	12,176
Guidewire Software, Inc.*	128	10,346
II-VI, Inc.*	348	14,234
Integrated Device Technology, Inc.*	270	8,251
KLA-Tencor Corp.	146	15,915
Littelfuse, Inc.	42	8,744
LogMeIn, Inc.	254	29,350
Lumentum Hldgs., Inc.*	168	10,719
Match Group, Inc.*	187	8,310
MAXIMUS, Inc.	70	4,672
MaxLinear, Inc. Cl A*	622	14,151
Microchip Technology, Inc.	121	11,055
MINDBODY, Inc. Cl A*	40	1,556
MKS Instruments, Inc.	154	17,810
Monolithic Power Systems, Inc.	88	10,188
New Relic, Inc.*	255	18,901
Nutanix, Inc. Cl A*	185	9,085
Paycom Software, Inc.*	101	10,846
Perficient, Inc.*	424	9,718
Plexus Corp.*	125	7,466
Proofpoint, Inc.*	321	36,482
PTC, Inc.*	263	20,517
Q2 Hldgs., Inc.*	142	6,468
Rapid7, Inc.*	416	10,637
Red Hat, Inc.*	135	20,184
Resonant, Inc.*	475	1,515
Richardson Electronics Ltd.	1,615	12,839
Rogers Corp.*	57	6,814
Science Applications Int’l. Corp.	54	4,255
Sequans Communications S.A. ADR*	3,860	6,485
Skyworks Solutions, Inc.	131	13,134
Splunk, Inc.*	179	17,612
Stamps.com, Inc.*	27	5,428
Symantec Corp.	113	2,921
SYNNEX Corp.	149	17,642
Synopsys, Inc.*	104	8,657
Take-Two Interactive Software, Inc.*	131	12,810
ViaSat, Inc.*	275	18,073
Western Digital Corp.	57	5,259
Workday, Inc.*	52	6,610
Worldpay, Inc. Cl A*	193	15,872
Xilinx, Inc.	128	9,247
Xperi Corp.	671	14,192

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Xura, Inc.*	342	8,550	††
Zendisk, Inc.*	358	17,137

		850,841

MATERIALS (2.6%)
Ashland Global Holdings, Inc.	191	13,330
Axalta Coating Systems Ltd.*	778	23,488
Berry Global Group, Inc.*	150	8,222
Boise Cascade Co.	244	9,418
Crown Hldgs., Inc.*	532	26,999
Eastman Chemical Co.	50	5,279
Ferro Corp.*	1,260	29,257
Ferroglobe PLC*	1,211	12,994
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	30	2,297
Freeport-McMoRan, Inc.*	348	6,114
International Paper Co.	161	8,602
Kaiser Aluminum Corp.	101	10,191
Kraton Corporation Inc.*	204	9,733
Minerals Technologies, Inc.	145	9,708
Nucor Corp.	77	4,704
Olin Corp.	775	23,552
Orion Engineered Carbons S.A.	426	11,545
Packaging Corp. of America	302	34,036
RPM International, Inc.	74	3,528
Steel Dynamics, Inc.	746	32,988
The Mosaic Co.	69	1,675
TimkenSteel Corp.*	391	5,939
U.S. Concrete, Inc.*	290	17,516
United States Steel Corp.	158	5,560
Vulcan Materials Co.	156	17,811

		334,486

REAL ESTATE (3.2%)
Alexander’s, Inc.	22	8,387
Apartment Investment & Management Co. Cl A	133	5,420
AvalonBay Communities, Inc.	33	5,427
Brandywine Realty Trust	1,190	18,897
Camden Property Trust	144	12,122
Chatham Lodging Trust	312	5,975
Chesapeake Lodging Trust	415	11,541
Colony NorthStar, Inc. Cl A	933	5,243
Cousins Properties, Inc.	1,125	9,765
DDR Corp.	479	3,511
Duke Realty Corp.	1,231	32,597
Easterly Government Pptys.	873	17,809
Equity Lifestyle Properties, Inc.	44	3,862

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Essex Property Trust, Inc.	26	6,258
Extra Space Storage, Inc.	97	8,474
Forest City Realty Trust, Inc. Cl A	1,004	20,341
GGP, Inc.	244	4,992
Highwoods Properties, Inc.	271	11,875
Host Hotels & Resorts, Inc.	890	16,589
Kilroy Realty Corp.	388	27,532
Medical Properties Trust, Inc.	609	7,917
Pebblebrook Hotel Trust	330	11,336
Pennsylvania REIT	459	4,429
ProLogis, Inc.	202	12,724
QTS Realty Trust, Inc.	248	8,983
Regency Centers Corp.	63	3,716
RLJ Lodging Trust	410	7,970
SBA Communications Corp. Cl A*	127	21,707
Summit Hotel Pptys., Inc.	210	2,858
Sun Communities, Inc.	150	13,706
Terreno Realty Corp.	796	27,470
The GEO Group, Inc.	827	16,929
Urstadt Biddle Pptys., Inc. Cl A	167	3,223
Vornado Realty Trust	74	4,980
Welltower, Inc.	119	6,477
Weyerhaeuser Co.	368	12,880

		403,922

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	272	4,469
ORBCOMM, Inc.*	1,957	18,337
Shenandoah Telecommunications Co.	477	17,172
Zayo Group Hldgs., Inc.*	207	7,071

		47,049

UTILITIES (1.9%)
AES Corp.	363	4,127
Ameren Corp.	153	8,664
Avista Corp.	237	12,146
Chesapeake Utilities Corp.	114	8,020
Consolidated Edison, Inc.	118	9,197
Edison International	306	19,480
Entergy Corp.	93	7,327
Eversource Energy	88	5,185
FirstEnergy Corp.	203	6,904
Great Plains Energy, Inc.	710	22,571
Idacorp, Inc.	124	10,945
NiSource, Inc.	725	17,335
Northwest Natural Gas Co.	118	6,803
NorthWestern Corp.	138	7,424

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

PG&E Corp.	70	3,075
PNM Resources, Inc.	256	9,792
Portland General Electric Co.	201	8,143
PPL Corp.	240	6,790
Public Svc. Enterprise Group, Inc.	218	10,952
Sempra Energy	267	29,696
UGI Corp.	474	21,055
Westar Energy, Inc.	104	5,469

		241,100

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,386,459) 41.2%		5,224,445

ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	394	331

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $238) 0.0% (2)		331

TOTAL ACTIVE ASSETS (Cost: $4,386,697) 41.2%		5,224,776

TOTAL INVESTMENTS (Cost: $9,042,530) 97.6%		12,323,805

OTHER NET ASSETS 2.4%		306,547

NET ASSETS 100.0%		$12,630,352

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
Advance Auto Parts, Inc.	135	16,004
Amazon.com, Inc.*	737	1,066,690
Aptiv PLC	488	41,465
AutoZone, Inc.*	50	32,435
Best Buy Co., Inc.	467	32,685
Booking Hldgs., Inc.*	89	185,155
BorgWarner, Inc.	362	18,183
CarMax, Inc.*	332	20,564
Carnival Corp.	746	48,923
CBS Corp. Cl B	635	32,633
Charter Communications, Inc. Cl A*	342	106,437
Chipotle Mexican Grill, Inc.*	45	14,540
Comcast Corp. Cl A	8,506	290,650
D.R. Horton, Inc.	629	27,575
Darden Restaurants, Inc.	227	19,352
Discovery Communications, Inc. Cl A*	285	6,108
Discovery Communications, Inc. Cl C*	560	10,931
DISH Network Corp.*	420	15,914
Disney (Walt) Co.	2,760	277,214
Dollar General Corp.	474	44,343
Dollar Tree, Inc.*	435	41,282
Expedia, Inc.	226	24,953
Foot Locker, Inc.	223	10,155
Ford Motor Co.	7,154	79,266
Gap, Inc.	400	12,480
Garmin Ltd.	204	12,022
General Motors Co.	2,319	84,272
Genuine Parts Co.	270	24,257
Goodyear Tire & Rubber Co.	441	11,722
H&R Block, Inc.	384	9,757
Hanesbrands, Inc.	660	12,157
Harley-Davidson, Inc.	310	13,293
Hasbro, Inc.	208	17,534
Hilton Worldwide Hldgs., Inc.	372	29,299
Home Depot, Inc.	2,144	382,147
Interpublic Group of Cos., Inc.	707	16,282
Kohl’s Corp.	309	20,243
L Brands, Inc.	450	17,195
Leggett & Platt, Inc.	243	10,779
Lennar Corp. Cl A	502	29,588
LKQ Corp.*	568	21,556
Lowe’s Cos., Inc.	1,525	133,819
Macy’s, Inc.	559	16,625
Marriott International, Inc. Cl A	552	75,115
Mattel, Inc.	631	8,298
McDonald’s Corp.	1,463	228,784
MGM Resorts International	934	32,709
Michael Kors Hldgs. Ltd.*	279	17,320
Mohawk Industries, Inc.*	117	27,170
Netflix, Inc.*	795	234,803
Newell Brands, Inc.	890	22,677
News Corp. Cl A	704	11,123
News Corp. Cl B	225	3,623
NIKE, Inc. Cl B	2,386	158,526
Nordstrom, Inc.	214	10,360
Norwegian Cruise Line Hldgs. Ltd.*	378	20,023
Omnicom Group, Inc.	424	30,812

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

O’Reilly Automotive, Inc.*	154	38,097
PulteGroup, Inc.	484	14,273
PVH Corp.	142	21,503
Ralph Lauren Corp.	101	11,292
Ross Stores, Inc.	702	54,742
Royal Caribbean Cruises Ltd.	313	36,853
Starbucks Corp.	2,580	149,356
Tapestry, Inc.	523	27,515
Target Corp.	998	69,291
Tiffany & Co.	187	18,262
Time Warner, Inc.	1,433	135,533
TJX Cos., Inc.	1,160	94,610
Tractor Supply Co.	230	14,495
TripAdvisor, Inc.*	200	8,178
Twenty-First Century Fox, Inc. Cl A	1,933	70,922
Twenty-First Century Fox, Inc. Cl B	806	29,314
Ulta Beauty, Inc.*	107	21,857
Under Armour, Inc. Cl A*	340	5,559
Under Armour, Inc. Cl C*	339	4,865
V.F. Corp.	605	44,843
Viacom, Inc. Cl B	650	20,189
Whirlpool Corp.	129	19,751
Wyndham Worldwide Corp.	184	21,055
Wynn Resorts Ltd.	148	26,989
Yum! Brands, Inc.	610	51,929

		5,231,100

CONSUMER STAPLES (7.0%)
Altria Group, Inc.	3,491	217,559
Archer-Daniels-Midland Co.	1,028	44,584
Brown-Forman Corp. Cl B	481	26,166
Campbell Soup Co.	353	15,288
Church & Dwight Co., Inc.	447	22,511
Clorox Co.	237	31,547
Coca-Cola Co.	7,050	306,182
Colgate-Palmolive Co.	1,608	115,261
Conagra Brands, Inc.	736	27,144
Constellation Brands, Inc. Cl A	315	71,795
Costco Wholesale Corp.	806	151,875
Coty, Inc. Cl A	867	15,866
CVS Health Corp.	1,863	115,897
Dr. Pepper Snapple Group, Inc.	329	38,947
Estee Lauder Cos., Inc. Cl A	413	61,834
General Mills, Inc.	1,046	47,133
Hershey Co.	259	25,631
Hormel Foods Corp.	496	17,023
J.M. Smucker Co.	209	25,918
Kellogg Co.	457	29,710
Kimberly-Clark Corp.	643	70,814
Kraft Heinz Co.	1,098	68,394
Kroger Co.	1,622	38,831
McCormick & Co., Inc.	222	23,619
Molson Coors Brewing Co. Cl B	340	25,612
Mondelez International, Inc. Cl A	2,729	113,881
Monster Beverage Corp.*	758	43,365
PepsiCo, Inc.	2,611	284,991
Philip Morris Int’l., Inc.	2,851	283,389
Proctor & Gamble Co.	4,628	366,908
Sysco Corp.	882	52,885
Tyson Foods, Inc. Cl A	547	40,035
Walgreens Boots Alliance, Inc.	1,568	102,657
Wal-Mart Stores, Inc.	2,663	236,927

		3,160,179

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

ENERGY (5.2%)
Anadarko Petroleum Corp.	1,006	60,772
Andeavor	260	26,146
Apache Corp.	702	27,013
Baker Hughes, a GE Co.	772	21,438
Cabot Oil & Gas Corp.	848	20,335
Chevron Corp.	3,512	400,508
Cimarex Energy Co.	176	16,456
Concho Resources, Inc.*	274	41,190
ConocoPhillips	2,158	127,948
Devon Energy Corp.	969	30,805
EOG Resources, Inc.	1,065	112,113
EQT Corp.	451	21,427
Exxon Mobil Corp.	7,794	581,510
Halliburton Co.	1,602	75,198
Helmerich & Payne, Inc.	200	13,312
Hess Corp.	492	24,905
Kinder Morgan, Inc.	3,483	52,454
Marathon Oil Corp.	1,561	25,179
Marathon Petroleum Corp.	871	63,679
National Oilwell Varco, Inc.	698	25,693
Newfield Exploration Co.*	368	8,987
Noble Energy, Inc.	906	27,452
Occidental Petroleum Corp.	1,407	91,399
ONEOK, Inc.	755	42,975
Phillips 66	771	73,954
Pioneer Natural Resources Co.	313	53,767
Range Resources Corp.	417	6,063
Schlumberger Ltd.	2,540	164,541
TechnipFMC PLC	804	23,678
Valero Energy Corp.	797	73,938
Williams Cos., Inc.	1,525	37,912

		2,372,747

FINANCIALS (17.0%)
Affiliated Managers Group, Inc.	100	18,958
Aflac, Inc.	1,430	62,577
Allstate Corp.	650	61,620
American Express Co.	1,322	123,316
American Int’l. Group, Inc.	1,651	89,847
Ameriprise Financial, Inc.	269	39,796
Aon PLC	451	63,289
Assurant, Inc.	96	8,775
Bank of America Corp.	17,558	526,552
Bank of New York Mellon Corp.	1,852	95,434
BB&T Corp.	1,426	74,209
Berkshire Hathaway, Inc. Cl B*	3,532	704,563
BlackRock, Inc.	228	123,512
Brighthouse Financial, Inc.*	176	9,046
Capital One Financial Corp.	892	85,471
CBOE Holdings, Inc.	207	23,619
Charles Schwab Corp.	2,199	114,832
Chubb Ltd.	852	116,528
Cincinnati Financial Corp.	275	20,422
Citigroup, Inc.	4,717	318,398
Citizens Financial Group, Inc.	893	37,488
CME Group, Inc.	625	101,088
Comerica, Inc.	316	30,314
Discover Financial Svcs.	652	46,898
E*Trade Financial Corp.*	489	27,095
Everest Re Group Ltd.	75	19,262
Fifth Third Bancorp	1,272	40,386
Franklin Resources, Inc.	597	20,704

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Gallagher (Arthur J.) & Co.	332	22,818
Goldman Sachs Group, Inc.	649	163,457
Hartford Financial Svcs. Group, Inc.	656	33,797
Huntington Bancshares, Inc.	2,022	30,532
Intercontinental Exchange, Inc.	1,067	77,379
Invesco Ltd.	749	23,975
iShares Core S&P 500 ETF	6,290	1,669,172
JPMorgan Chase & Co.	6,297	692,481
KeyCorp	1,942	37,966
Leucadia National Corp.	576	13,092
Lincoln National Corp.	401	29,297
Loews Corp.	495	24,616
M&T Bank Corp.	274	50,515
Marsh & McLennan Cos., Inc.	933	77,056
MetLife, Inc.	1,903	87,329
Moody’s Corp.	306	49,358
Morgan Stanley	2,530	136,519
Nasdaq, Inc.	214	18,451
Navient Corp.	482	6,324
Northern Trust Corp.	390	40,221
People’s United Financial, Inc.	637	11,886
PNC Financial Svcs. Grp., Inc.	865	130,823
Principal Financial Grp., Inc.	494	30,090
Progressive Corp.	1,069	65,134
Prudential Financial, Inc.	775	80,251
Raymond James Financial, Inc.	238	21,280
Regions Financial Corp.	2,058	38,238
S&P Global, Inc.	467	89,225
State Street Corp.	674	67,218
SunTrust Banks, Inc.	858	58,378
SVB Financial Group*	97	23,281
Synchrony Financial	1,315	44,092
T. Rowe Price Group, Inc.	449	48,479
Torchmark Corp.	194	16,329
Travelers Cos., Inc.	498	69,152
U.S. Bancorp	2,877	145,289
Unum Group	406	19,330
Wells Fargo & Co.	8,049	421,848
Willis Towers Watson PLC	244	37,072
XL Group Ltd.	471	26,027
Zions Bancorporation	359	18,930

		7,750,706

HEALTH CARE (12.4%)
Abbott Laboratories	3,200	191,744
AbbVie, Inc.	2,932	277,514
Aetna, Inc.	601	101,569
Agilent Technologies, Inc.	593	39,672
Alexion Pharmaceuticals, Inc.*	407	45,364
Align Technology, Inc.*	132	33,149
Allergan PLC	609	102,489
AmerisourceBergen Corp.	299	25,777
Amgen, Inc.	1,229	209,520
Anthem, Inc.	469	103,039
Baxter International, Inc.	912	59,316
Becton, Dickinson & Co.	488	105,750
BIOGEN, Inc.*	389	106,516
Boston Scientific Corp.*	2,528	69,065
Bristol-Myers Squibb Co.	3,003	189,940
Cardinal Health, Inc.	580	36,354
Celgene Corp.*	1,382	123,288
Centene Corp.*	318	33,985
Cerner Corp.*	580	33,640

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

CIGNA Corp.	446	74,812
Cooper Companies, Inc.	90	20,593
Danaher Corp.	1,127	110,345
DaVita Inc Inc.*	267	17,606
DENTSPLY SIRONA, Inc.	422	21,231
Edwards Lifesciences Corp.*	387	53,994
Envision Healthcare Corp.*	223	8,570
Express Scripts Hldg. Co.*	1,036	71,567
Gilead Sciences, Inc.	2,410	181,690
HCA Healthcare, Inc.	515	49,955
Hologic, Inc.*	508	18,979
Humana, Inc.	253	68,014
IDEXX Laboratories, Inc.*	160	30,622
Illumina, Inc.*	270	63,833
Incyte Corp.*	321	26,749
Intuitive Surgical, Inc.*	206	85,043
IQVIA Holdings, Inc.*	268	26,293
Johnson & Johnson	4,935	632,420
Laboratory Corp. of America Hldgs.*	187	30,247
Lilly (Eli) & Co.	1,772	137,100
McKesson Corp.	380	53,531
Medtronic PLC	2,492	199,938
Merck & Co., Inc.	4,957	270,008
Mettler-Toledo Int’l., Inc.*	47	27,026
Mylan NV*	945	38,906
Nektar Therapeutics*	295	31,347
PerkinElmer, Inc.	202	15,295
Perrigo Co. PLC	241	20,085
Pfizer, Inc.	10,951	388,651
Quest Diagnostics, Inc.	250	25,075
Regeneron Pharmaceuticals, Inc.*	142	48,899
ResMed, Inc.	262	25,799
Schein (Henry), Inc.*	283	19,020
Stryker Corp.	593	95,426
Thermo Fisher Scientific, Inc.	738	152,367
UnitedHealth Group, Inc.	1,779	380,706
Universal Health Svcs., Inc. Cl B	159	18,827
Varian Medical Systems, Inc.*	167	20,483
Vertex Pharmaceuticals, Inc.*	467	76,112
Waters Corp.*	145	28,804
Zimmer Biomet Hldgs., Inc.	373	40,672
Zoetis, Inc.	894	74,658

		5,668,989

INDUSTRIALS (9.3%)
3M Co.	1,093	239,935
Acuity Brands, Inc.	77	10,718
Alaska Air Group, Inc.	226	14,003
Allegion PLC	174	14,840
American Airlines Group, Inc.	772	40,113
AMETEK, Inc.	424	32,211
Arconic, Inc.	780	17,971
Boeing Co.	1,015	332,798
Caterpillar, Inc.	1,097	161,676
Cintas Corp.	158	26,952
CSX Corp.	1,627	90,640
Cummins, Inc.	287	46,520
Deere & Co.	594	92,260
Delta Air Lines, Inc.	1,194	65,443
Dover Corp.	284	27,894
Eaton Corp. PLC	809	64,647
Emerson Electric Co.	1,165	79,570
Equifax, Inc.	220	25,918

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Expeditors Int’l. of Wash.	325	20,573
Fastenal Co.	527	28,769
FedEx Corp.	453	108,770
Flowserve Corp.	240	10,399
Fluor Corp.	257	14,706
Fortive Corp.	563	43,644
Fortune Brands Home & Security, Inc.	280	16,489
General Dynamics Corp.	507	111,996
General Electric Co.	15,949	214,993
Grainger (W.W.), Inc.	93	26,251
Harris Corp.	217	34,998
Honeywell International, Inc.	1,379	199,279
Hunt (J.B.) Transport Svcs., Inc.	157	18,393
Huntington Ingalls Industries, Inc.	83	21,394
IHS Markit Ltd.*	664	32,031
Illinois Tool Works, Inc.	564	88,356
Ingersoll-Rand PLC	458	39,164
Jacobs Engineering Group, Inc.	221	13,072
Johnson Controls Int’l. PLC	1,699	59,873
Kansas City Southern	189	20,762
L-3 Communications Corp.	144	29,952
Lockheed Martin Corp.	455	153,758
Masco Corp.	577	23,334
Nielsen Hldgs. PLC	614	19,519
Norfolk Southern Corp.	522	70,877
Northrop Grumman Corp.	320	111,718
PACCAR, Inc.	647	42,812
Parker Hannifin Corp.	245	41,902
Pentair PLC	304	20,712
Quanta Services, Inc.*	283	9,721
Raytheon Co.	529	114,169
Republic Services, Inc.	414	27,419
Robert Half Int’l., Inc.	229	13,257
Robinson (C.H.) Worldwide, Inc.	256	23,990
Rockwell Automation, Inc.	235	40,937
Rockwell Collins, Inc.	301	40,590
Roper Technologies, Inc.	188	52,770
Smith (A.O.) Corp.	267	16,979
Snap-on, Inc.	104	15,344
Southwest Airlines Co.	993	56,879
Stanley Black & Decker, Inc.	281	43,049
Stericycle, Inc.*	158	9,248
Textron, Inc.	479	28,247
TransDigm Group, Inc.	90	27,625
Union Pacific Corp.	1,443	193,982
United Continental Hldgs., Inc*	445	30,914
United Parcel Service, Inc. Cl B	1,265	132,395
United Rentals, Inc.*	154	26,600
United Technologies Corp.	1,364	171,618
Verisk Analytics, Inc. Cl A*	285	29,640
Waste Management, Inc.	732	61,576
Xylem, Inc.	330	25,384

		4,214,938

INFORMATION TECHNOLOGY (22.5%)
Accenture PLC Cl A	1,133	173,916
Activision Blizzard, Inc.	1,393	93,972
Adobe Systems, Inc.*	901	194,688
Advanced Micro Devices, Inc.*	1,510	15,176
Akamai Technologies, Inc.*	312	22,146
Alliance Data Systems Corp.	88	18,732
Alphabet, Inc. Cl A*	547	567,316
Alphabet, Inc. Cl C*	558	575,357

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Amphenol Corp. Cl A	561	48,319
Analog Devices, Inc.	679	61,877
ANSYS, Inc.*	153	23,974
Apple, Inc.	9,308	1,561,693
Applied Materials, Inc.	1,929	107,272
Autodesk, Inc.*	404	50,734
Automatic Data Processing, Inc.	815	92,486
Broadcom Ltd.	753	177,444
CA, Inc.	575	19,493
Cadence Design Systems, Inc.*	519	19,084
Cisco Systems, Inc.	8,846	379,405
Citrix Systems, Inc.*	238	22,086
Cognizant Technology Solutions	1,080	86,940
Corning, Inc.	1,595	44,469
CSRA, Inc.	300	12,369
DXC Technology Co.	524	52,677
eBay, Inc.*	1,731	69,655
Electronic Arts, Inc.*	563	68,258
F5 Networks, Inc.*	114	16,486
Facebook, Inc. Cl A*	4,401	703,236
Fidelity Nat’l. Information Svcs., Inc.	608	58,550
Fiserv, Inc.*	760	54,196
FLIR Systems, Inc.	255	12,753
Gartner, Inc.*	167	19,643
Global Payments, Inc.	292	32,564
Hewlett Packard Enterprise Co.	2,880	50,515
HP, Inc.	3,006	65,892
Intel Corp.	8,595	447,628
Int’l. Business Machines Corp.	1,575	241,652
Intuit, Inc.	447	77,487
IPG Photonics Corp.*	70	16,337
Juniper Networks, Inc.	632	15,377
KLA-Tencor Corp.	287	31,286
Lam Research Corp.	298	60,542
Mastercard, Inc. Cl A	1,694	296,721
Microchip Technology, Inc.	431	39,376
Micron Technology, Inc.*	2,119	110,485
Microsoft Corp.	14,141	1,290,649
Motorola Solutions, Inc.	298	31,379
NetApp, Inc.	493	30,413
NVIDIA Corp.	1,110	257,065
Oracle Corp.	5,553	254,050
Paychex, Inc.	588	36,215
PayPal Hldgs., Inc.*	2,067	156,823
Qorvo, Inc.*	232	16,344
QUALCOMM, Inc.	2,717	150,549
Red Hat, Inc.*	325	48,591
Salesforce.com, inc.*	1,259	146,422
Seagate Technology PLC	523	30,606
Skyworks Solutions, Inc.	336	33,687
Symantec Corp.	1,139	29,443
Synopsys, Inc.*	274	22,808
Take-Two Interactive Software, Inc.*	209	20,436
TE Connectivity Ltd.	645	64,436
Texas Instruments, Inc.	1,807	187,729
Total System Services, Inc.	304	26,223
VeriSign, Inc.*	153	18,140
Visa, Inc. Cl A	3,308	395,703
Western Digital Corp.	547	50,472
Western Union Co.	844	16,230
Xerox Corp.	394	11,339
Xilinx, Inc.	468	33,808

		10,269,824

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	401	63,771
Albemarle Corp.	203	18,826
Avery Dennison Corp.	161	17,106
Ball Corp.	643	25,534
CF Industries Hldgs., Inc.	427	16,111
DowDuPont, Inc.	4,293	273,507
Eastman Chemical Co.	263	27,768
Ecolab, Inc.	476	65,245
FMC Corp.	246	18,836
Freeport-McMoRan, Inc.*	2,473	43,451
International Paper Co.	757	40,447
Int’l. Flavors & Fragrances, Inc.	144	19,715
LyondellBasell Inds. NV Cl A	593	62,668
Martin Marietta Materials, Inc.	116	24,047
Monsanto Co.	809	94,402
Newmont Mining Corp.	979	38,250
Nucor Corp.	583	35,615
Packaging Corp. of America	174	19,610
PPG Industries, Inc.	467	52,117
Praxair, Inc.	527	76,046
Sealed Air Corp.	307	13,137
Sherwin-Williams Co.	152	59,602
The Mosaic Co.	643	15,612
Vulcan Materials Co.	243	27,743
WestRock Co.	468	30,059

		1,179,225

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	186	23,230
American Tower Corp.	808	117,435
Apartment Investment & Management Co. Cl A	288	11,736
AvalonBay Communities, Inc.	253	41,608
Boston Properties, Inc.	283	34,871
CBRE Group, Inc.*	554	26,160
Crown Castle Int’l. Corp.	760	83,304
Digital Realty Trust, Inc.	376	39,623
Duke Realty Corp.	655	17,344
Equinix, Inc.	144	60,379
Equity Residential	677	41,717
Essex Property Trust, Inc.	121	29,122
Extra Space Storage, Inc.	232	20,268
Federal Realty Investment Trust	134	15,559
GGP, Inc.	1,159	23,713
HCP, Inc.	861	20,001
Host Hotels & Resorts, Inc.	1,346	25,089
Iron Mountain, Inc.	516	16,956
Kimco Realty Corp.	781	11,246
Mid-America Apt. Communities, Inc.	208	18,978
ProLogis, Inc.	978	61,604
Public Storage	276	55,308
Realty Income Corp.	522	27,003
Regency Centers Corp.	274	16,161
SBA Communications Corp. Cl A*	213	36,406
Simon Property Group, Inc.	572	88,288
SL Green Realty Corp	165	15,977
The Macerich Co.	199	11,148
UDR, Inc.	493	17,561
Ventas, Inc.	652	32,294
Vornado Realty Trust	318	21,401
Welltower, Inc.	680	37,012
Weyerhaeuser Co.	1,386	48,510

		1,147,012

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	11,279	402,096
CenturyLink, Inc.	1,793	29,459
Verizon Communications, Inc.	7,586	362,763

		794,318

UTILITIES (2.6%)
AES Corp.	1,213	13,792
Alliant Energy Corp.	424	17,325
Ameren Corp.	446	25,257
American Electric Power Co., Inc.	905	62,074
American Water Works Co., Inc.	328	26,939
CenterPoint Energy, Inc.	790	21,646
CMS Energy Corp.	518	23,460
Consolidated Edison, Inc.	570	44,426
Dominion Resources, Inc.	1,194	80,511
DTE Energy Co.	330	34,452
Duke Energy Corp.	1,286	99,626
Edison International	598	38,069
Entergy Corp.	333	26,234
Eversource Energy	583	34,350
Exelon Corp.	1,771	69,087
FirstEnergy Corp.	821	27,922
NextEra Energy, Inc.	864	141,117
NiSource, Inc.	620	14,824
NRG Energy, Inc.	555	16,944
PG&E Corp.	946	41,558
Pinnacle West Capital Corp.	205	16,359
PPL Corp.	1,275	36,070
Public Svc. Enterprise Group, Inc.	927	46,572
SCANA Corp.	263	9,876
Sempra Energy	468	52,051
Southern Co.	1,853	82,755
WEC Energy Group, Inc.	579	36,303
Xcel Energy, Inc.	933	42,433

		1,182,032

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,807,252) 94.4%		42,971,070

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.2%)
U.S. Treasury Bill (1)	A-1+	1.52	04/26/18	2,000,000	1,997,705
U.S. Treasury Bill (1)	A-1+	1.61	05/10/18	150,000	149,724
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	200,000	199,507

					2,346,936

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,346,936) 5.2%					2,346,936

TOTAL INVESTMENTS (Cost: $32,154,188) 99.6%					45,318,006

OTHER NET ASSETS 0.4%					170,876

NET ASSETS 100.0%					$45,488,882

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.0%)
Aaron’s, Inc.	821	38,259
Adtalem Global Education, Inc.*	798	37,945
AMC Networks, Inc. Cl A*	657	33,967
American Eagle Outfitters, Inc.	2,249	44,823
AutoNation, Inc.*	795	37,190
Bed Bath & Beyond, Inc.	1,907	40,028
Big Lots, Inc.	562	24,464
Boyd Gaming Corp.	1,089	34,696
Brinker International, Inc.	613	22,129
Brunswick Corp.	1,160	68,892
Cable One, Inc.	62	42,601
Carter’s, Inc.	628	65,375
Cheesecake Factory, Inc.	568	27,389
Churchill Downs, Inc.	150	36,608
Cinemark Hldgs., Inc.	1,407	53,002
Cooper Tire & Rubber Co.	671	19,660
Cracker Barrel Old Country Store, Inc.	319	50,785
Dana Hldg. Corp.	1,921	49,485
Deckers Outdoor Corp.*	422	37,993
Delphi Technologies PLC	1,160	55,274
Dick’s Sporting Goods, Inc.	1,104	38,695
Dillard’s, Inc. Cl A	276	22,174
Domino’s Pizza, Inc.	578	134,998
Dunkin’ Brands Group, Inc.	1,090	65,062
GameStop Corp. Cl A	1,347	16,999
Gentex Corp.	3,646	83,931
Graham Hldgs. Co. Cl B	61	36,737
Helen of Troy Ltd.*	356	30,972
ILG, Inc.	1,395	43,398
International Speedway Corp. Cl A	324	14,288
Jack in the Box, Inc.	391	33,364
KB Home	1,119	31,836
Live Nation Entertainment, Inc.*	1,789	75,388
Meredith Corp.	533	28,675
Michaels Cos., Inc.*	1,478	29,131
Murphy USA, Inc.*	422	30,722
New York Times Co. Cl A	1,720	41,452
NVR, Inc.*	46	128,800
Office Depot, Inc.	6,969	14,983
Papa John’s Int’l., Inc.	325	18,623
Polaris Industries, Inc.	773	88,524
Pool Corp.	536	78,374
Sally Beauty Hldgs., Inc.*	1,662	27,340
Scientific Games Corp. Cl A*	694	28,870
Service Corp. International	2,458	92,765
Signet Jewelers Ltd.	793	30,546
Six Flags Entertainment Corp.	1,036	64,501
Skechers U.S.A., Inc. Cl A*	1,775	69,030
Sotheby’s*	495	25,398
TEGNA, Inc.	2,867	32,655
Tempur Sealy Int’l., Inc.*	606	27,446
Texas Roadhouse, Inc.	873	50,442
The Wendy’s Co.	2,379	41,751
Thor Industries, Inc.	651	74,976
Toll Brothers, Inc.	1,884	81,483
TRI Pointe Group, Inc.*	1,993	32,745

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Tupperware Brands Corp.	686	33,189
Urban Outfitters, Inc.*	1,068	39,473
Wiley (John) & Sons, Inc. Cl A	591	37,647
Williams-Sonoma, Inc.	1,038	54,765

		2,752,713

CONSUMER STAPLES (3.1%)
Boston Beer Co., Inc. Cl A*	115	21,741
Casey’s General Stores, Inc.	501	54,995
Edgewell Personal Care Co.*	707	34,516
Energizer Hldgs., Inc.	789	47,009
Flowers Foods, Inc.	2,466	53,907
Hain Celestial Group, Inc.*	1,374	44,064
Ingredion, Inc.	957	123,376
Lamb Weston Hldgs., Inc.	1,934	112,597
Lancaster Colony Corp.	259	31,893
Nu Skin Enterprises, Inc. Cl A	654	48,206
Post Hldgs., Inc.*	872	66,063
Sanderson Farms, Inc.	267	31,778
Sprouts Farmers Market, Inc.*	1,648	38,679
Tootsie Roll Industries, Inc.	260	7,644
TreeHouse Foods, Inc.*	748	28,626
United Natural Foods, Inc.*	671	28,813

		773,907

ENERGY (3.9%)
Callon Petroleum Co.*	2,665	35,285
Chesapeake Energy Corp.*	12,021	36,303
CNX Resources Corp.*	2,693	41,553
Core Laboratories N.V.	583	63,092
Diamond Offshore Drilling, Inc.*	848	12,432
Dril-Quip, Inc.*	505	22,624
Energen Corp.*	1,292	81,215
Ensco PLC Cl A	5,768	25,322
Gulfport Energy Corp.*	2,189	21,124
HollyFrontier Corp.	2,348	114,723
Matador Resources Co.*	1,279	38,255
Murphy Oil Corp.	2,136	55,194
Nabors Industries Ltd.	4,175	29,183
Oceaneering Int’l., Inc.	1,286	23,842
Patterson-UTI Energy, Inc.	2,940	51,479
PBF Energy, Inc.	1,460	49,494
QEP Resources, Inc.*	3,160	30,936
Rowan Companies PLC Cl A*	1,483	17,114
SM Energy Co.	1,348	24,304
Southwestern Energy Co.*	6,799	29,440
Superior Energy Services, Inc.*	2,053	17,307
Transocean Ltd.*	5,749	56,915
World Fuel Services Corp.	897	22,021
WPX Energy, Inc.*	5,208	76,974

		976,131

FINANCIALS (18.7%)
Alleghany Corp.	202	124,117
American Financial Group, Inc.	916	102,794
Aspen Insurance Hldgs. Ltd.	787	35,297
Associated Banc-Corp.	2,276	56,559
BancorpSouth Bank	1,120	35,616
Bank of Hawaii Corp.	561	46,619
Bank of the Ozarks, Inc.	1,615	77,956
Berkley (W.R.) Corp.	1,270	92,329
Brown & Brown, Inc.	3,042	77,388
Cathay General Bancorp	1,012	40,460
Chemical Financial Corp.	949	51,891

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

CNO Financial Group, Inc.	2,217	48,042
Commerce Bancshares, Inc.	1,248	74,768
Cullen/Frost Bankers, Inc.	771	81,780
East West Bancorp, Inc.	1,917	119,889
Eaton Vance Corp.	1,594	88,738
Evercore, Inc. Cl A	551	48,047
FactSet Research Systems, Inc.	517	103,100
Federated Investors, Inc. Cl B	1,262	42,151
First American Financial Corp.	1,466	86,025
First Horizon National Corp.	4,351	81,929
FNB Corp.	4,299	57,822
Fulton Financial Corp.	2,325	41,269
Genworth Financial, Inc.*	6,488	18,361
Hancock Hldg. Co.	1,139	58,886
Hanover Insurance Group, Inc.	565	66,608
Home BancShares, Inc.	2,110	48,129
Interactive Brokers Group, Inc. Cl A	949	63,811
International Bancshares Corp.	723	28,125
iShares Core S&P Mid-Cap ETF	3,223	604,539
Janus Henderson Group PLC	2,377	78,655
Kemper Corp.	655	37,335
Legg Mason, Inc.	1,127	45,813
LendingTree, Inc.*	102	33,471
MarketAxess Hldgs., Inc.	496	107,850
MB Financial, Inc.	1,116	45,176
Mercury General Corp.	487	22,339
MSCI, Inc. Cl A	1,188	177,570
New York Community Bancorp, Inc.	6,519	84,943
Old Republic Int’l. Corp.	3,315	71,107
PacWest Bancorp	1,672	82,814
Pinnacle Financial Partners, Inc.	981	62,980
Primerica, Inc.	591	57,091
Prosperity Bancshares, Inc.	929	67,473
Reinsurance Grp. of America, Inc.	851	131,054
RenaissanceRe Hldgs. Ltd.	529	73,272
SEI Investments Co.	1,739	130,268
Signature Bank*	708	100,501
SLM Corp.*	5,744	64,390
Sterling Bancorp	2,983	67,267
Stifel Financial Corp.	957	56,683
Synovus Financial Corp.	1,575	78,655
TCF Financial Corp.	2,275	51,893
Texas Capital Bancshares, Inc.*	660	59,334
Trustmark Corp.	903	28,137
UMB Financial Corp.	586	42,421
Umpqua Hldgs. Corp.	2,942	62,988
United Bankshares, Inc.	1,399	49,315
Valley National Bancorp	3,509	43,722
Washington Federal, Inc.	1,147	39,686
Webster Financial Corp.	1,222	67,699
Wintrust Financial Corp.	745	64,107

		4,689,054

HEALTH CARE (7.4%)
Abiomed, Inc.*	557	162,081
Acadia Healthcare Co., Inc.*	1,081	42,354
Akorn, Inc.*	1,245	23,294
Allscripts Healthcare Solutions, Inc.*	2,388	29,492
Bio-Rad Laboratories, Inc. Cl A*	268	67,021
Bio-Techne Corp.	496	74,916
Cantel Medical Corp.	475	52,920
Catalent, Inc.*	1,768	72,594

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Charles River Laboratories Int’l., Inc.*	627	66,926
Encompass Health Corp.	1,307	74,721
Endo International PLC*	2,662	15,812
Globus Medical, Inc. Cl A*	959	47,777
Halyard Health, Inc.*	620	28,570
Hill-Rom Hldgs., Inc.	877	76,299
ICU Medical, Inc.*	200	50,480
LifePoint Health, Inc.*	514	24,158
LivaNova PLC*	575	50,888
Mallinckrodt PLC*	1,146	16,594
Masimo Corp.*	623	54,793
Medidata Solutions, Inc.*	781	49,055
MEDNAX, Inc.*	1,242	69,092
Molina Healthcare, Inc.*	608	49,357
NuVasive, Inc.*	677	35,346
Patterson Cos., Inc.	1,084	24,097
Prestige Brands Hldgs., Inc.*	701	23,638
STERIS PLC	1,123	104,843
Syneos Health, Inc. Cl A*	736	26,128
Teleflex, Inc.	600	152,988
Tenet Healthcare Corp.*	1,059	25,681
United Therapeutics Corp.*	574	64,495
WellCare Health Plans, Inc.*	591	114,435
West Pharmaceutical Svcs., Inc.	973	85,906

		1,856,751

INDUSTRIALS (14.2%)
AECOM*	2,117	75,429
AGCO Corp.	879	57,003
Avis Budget Group, Inc.*	939	43,983
Carlisle Cos., Inc.	820	85,616
Clean Harbors, Inc.*	679	33,142
Copart, Inc.*	2,661	135,525
Crane Co.	673	62,414
Curtiss-Wright Corp.	583	78,746
Deluxe Corp.	635	46,996
Donaldson Co., Inc.	1,727	77,801
Dun & Bradstreet Corp.	489	57,213
Dycom Industries, Inc.*	411	44,236
EMCOR Group, Inc.	772	60,162
EnerSys	557	38,639
Esterline Technologies Corp.*	348	25,456
GATX Corp.	502	34,382
Genesee & Wyoming, Inc. Cl A*	821	58,119
Graco, Inc.	2,252	102,961
Granite Construction, Inc.	532	29,718
Healthcare Svcs. Group, Inc.	971	42,219
HNI Corp.	575	20,752
Hubbell, Inc.	727	88,534
IDEX Corp.	1,012	144,220
ITT, Inc.	1,166	57,111
JetBlue Airways Corp.*	4,242	86,197
KBR, Inc.	1,866	30,211
Kennametal, Inc.	1,089	43,734
Kirby Corp.*	713	54,865
KLX, Inc.*	668	47,468
Knight-Swift Transportation Hldgs., Inc.	1,700	78,217
Landstar System, Inc.	557	61,075
Lennox International, Inc.	497	101,572
Lincoln Electric Hldgs., Inc.	820	73,759
Manpowergroup, Inc.	877	100,943
Miller (Herman), Inc.	802	25,624

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

MSA Safety, Inc.	453	37,708
MSC Industrial Direct Co., Inc. Cl A	596	54,659
Nordson Corp.	676	92,166
NOW, Inc.*	1,460	14,921
Old Dominion Freight Line, Inc.	908	133,449
Orbital ATK, Inc.	762	101,049
Oshkosh Corp.	985	76,111
Pitney Bowes, Inc.	2,484	27,051
Regal Beloit Corp.	589	43,203
Rollins, Inc.	1,269	64,757
Ryder System, Inc.	704	51,244
Teledyne Technologies, Inc.*	473	88,531
Terex Corp.	1,032	38,607
The Brink’s Co.	673	48,019
Timken Co.	912	41,587
Toro Co.	1,419	88,617
Trinity Industries, Inc.	1,999	65,227
Valmont Industries, Inc.	300	43,890
Wabtec Corp.	1,131	92,063
Watsco, Inc.	421	76,188
Werner Enterprises, Inc.	596	21,754
Woodward, Inc.	730	52,312

		3,557,155

INFORMATION TECHNOLOGY (16.0%)
3D Systems Corp.*	1,502	17,408
ACI Worldwide, Inc.*	1,535	36,410
Acxiom Corp.*	1,056	23,982
ARRIS International PLC*	2,308	61,324
Arrow Electronics, Inc.*	1,162	89,497
Avnet, Inc.	1,589	66,357
Belden, Inc.	558	38,469
Blackbaud, Inc.	632	64,344
Broadridge Financial Solutions, Inc.	1,540	168,923
Cars.com, Inc.*	947	26,829
CDK Global, Inc.	1,673	105,968
Ciena Corp.*	1,910	49,469
Cirrus Logic, Inc.*	825	33,520
Cognex Corp	2,286	118,849
Coherent, Inc.*	328	61,467
CommVault Systems, Inc.*	544	31,117
Convergys Corp.	1,215	27,483
CoreLogic, Inc.*	1,076	48,667
Cree, Inc.*	1,294	52,161
Cypress Semiconductor Corp.	4,698	79,678
Diebold Nixdorf, Inc.	1,041	16,031
DST Systems, Inc.	783	65,498
Fair Isaac Corp.	400	67,748
First Solar, Inc.*	1,087	77,155
Fortinet, Inc.*	1,907	102,177
Henry (Jack) & Associates, Inc.	1,022	123,611
Integrated Device Technology, Inc.*	1,759	53,755
InterDigital, Inc.	462	34,003
j2 Global, Inc.	654	51,614
Jabil, Inc.	2,288	65,734
Keysight Technologies, Inc.*	2,512	131,604
Knowles Corp.*	1,193	15,020
Leidos Hldgs., Inc.	1,891	123,671
Littelfuse, Inc.	328	68,283
LogMeIn, Inc.	696	80,423
Manhattan Associates, Inc.*	902	37,776
MAXIMUS, Inc.	864	57,663

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Microsemi Corp.*	1,555	100,640
MKS Instruments, Inc.	722	83,499
Monolithic Power Systems, Inc.	511	59,158
National Instruments Corp.	1,420	71,809
NCR Corp.*	1,581	49,833
NetScout Systems, Inc.*	1,154	30,408
Plantronics, Inc.	439	26,502
PTC, Inc.*	1,528	119,199
Sabre Corp.	3,028	64,951
Science Applications Int’l. Corp.	571	44,995
Silicon Laboratories, Inc.*	566	50,883
Synaptics, Inc.*	459	20,990
SYNNEX Corp.	389	46,058
Tech Data Corp.*	459	39,075
Teradata Corp.*	1,626	64,503
Teradyne, Inc.	2,579	117,886
Trimble Navigation Ltd.*	3,284	117,830
Tyler Technologies, Inc.*	466	98,307
Ultimate Software Group, Inc.*	381	92,850
VeriFone Systems, Inc.*	1,470	22,609
Versum Materials, Inc.	1,433	53,924
ViaSat, Inc.*	733	48,173
Vishay Intertechnology, Inc.	1,762	32,773
WEX, Inc.*	528	82,695
Zebra Technologies Corp. Cl A*	703	97,851

		4,011,089

MATERIALS (6.5%)
Allegheny Technologies, Inc.*	1,696	40,161
AptarGroup, Inc.	821	73,750
Ashland Global Holdings, Inc.	822	57,367
Bemis Co., Inc.	1,208	52,572
Cabot Corp.	831	46,303
Carpenter Technology Corp.	627	27,663
Commercial Metals Co.	1,563	31,979
Compass Minerals Int’l., Inc.	447	26,954
Domtar Corp.	835	35,521
Eagle Materials, Inc.	647	66,673
Greif, Inc. Cl A	346	18,079
Louisiana-Pacific Corp.	1,915	55,095
Minerals Technologies, Inc.	473	31,667
NewMarket Corp.	121	48,603
Olin Corp.	2,216	67,344
Owens-Illinois, Inc.*	2,178	47,175
PolyOne Corp.	1,074	45,666
Reliance Steel & Aluminum Co.	976	83,682
Royal Gold, Inc.	863	74,106
RPM International, Inc.	1,767	84,233
Scotts Miracle-Gro Co. Cl A	529	45,362
Sensient Technologies Corp.	573	40,442
Silgan Hldgs., Inc.	979	27,265
Sonoco Products Co.	1,327	64,360
Steel Dynamics, Inc.	3,130	138,409
The Chemours Co.	2,455	119,583
United States Steel Corp.	2,339	82,309
Valvoline, Inc.	2,647	58,578
Worthington Industries, Inc.	586	25,151

		1,616,052

REAL ESTATE (8.0%)
Alexander & Baldwin, Inc.	895	20,701
American Campus Communities, Inc.	1,807	69,786
Camden Property Trust	1,223	102,952

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

CoreCivic, Inc.	1,559	30,432
CoreSite Realty Corp.	451	45,217
Corporate Office Pptys. Trust	1,339	34,586
Cousins Properties, Inc.	5,538	48,070
CyrusOne, Inc.	1,268	64,934
DCT Industrial Trust, Inc.	1,242	69,974
Douglas Emmett, Inc.	2,101	77,233
Education Realty Trust, Inc.	1,003	32,848
EPR Properties	853	47,256
First Industrial Realty Trust, Inc.	1,583	46,271
Healthcare Realty Trust, Inc.	1,649	45,694
Highwoods Properties, Inc.	1,362	59,683
Hospitality Properties Trust	2,170	54,988
JBG SMITH Properties	1,230	41,463
Jones Lang LaSalle, Inc.	599	104,609
Kilroy Realty Corp.	1,298	92,106
Lamar Advertising Co. Cl A	1,107	70,472
LaSalle Hotel Pptys.	1,491	43,254
Liberty Property Trust	1,944	77,235
Life Storage, Inc.	613	51,198
Mack-Cali Realty Corp.	1,191	19,902
Medical Properties Trust, Inc.	4,825	62,725
National Retail Pptys., Inc.	2,026	79,541
Omega Healthcare Investors, Inc.	2,612	70,628
Potlatch Corp.	786	40,911
Quality Care Properties, Inc.*	1,268	24,637
Rayonier, Inc.	1,703	59,912
Sabra Health Care REIT, Inc.	2,362	41,689
Senior Housing Pptys. Trust	3,132	49,047
Tanger Factory Outlet Centers, Inc.	1,244	27,368
Taubman Centers, Inc.	806	45,869
The GEO Group, Inc.	1,641	33,591
Uniti Group, Inc.*	2,185	35,506
Urban Edge Pptys.	1,398	29,847
Washington Prime Group, Inc.	2,430	16,208
Weingarten Realty Investors	1,572	44,142

		2,012,485

TELECOMMUNICATION SERVICES (0.1%)
Telephone & Data Systems, Inc.	1,230	34,477

UTILITIES (5.0%)
ALLETE, Inc.	670	48,408
Aqua America, Inc.	2,352	80,109
Atmos Energy Corp.	1,458	122,822
Black Hills Corp.	712	38,662
Great Plains Energy, Inc.	2,847	90,506
Hawaiian Electric Industries, Inc.	1,439	49,473
Idacorp, Inc.	664	58,611
MDU Resources Group, Inc.	2,595	73,075
National Fuel Gas Co.	1,134	58,344
New Jersey Resources Corp.	1,160	46,516
NorthWestern Corp.	657	35,347
OGE Energy Corp.	2,634	86,316
ONE Gas, Inc.	692	45,686
PNM Resources, Inc.	1,054	40,316
Southwest Gas Hldgs., Inc.	638	43,148
UGI Corp.	2,284	101,455
Vectren Corp.	1,100	70,312
Westar Energy, Inc.	1,881	98,922
WGL Hldgs., Inc.	679	56,798

		1,244,826

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $18,362,897) 93.9%		23,524,640

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.8%)
U.S. Treasury Bill (1)	A-1+	1.52	04/26/18	1,200,000	1,198,631
U.S. Treasury Bill (1)	A-1+	1.61	05/10/18	150,000	149,724
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	100,000	99,753

					1,448,108

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,448,108) 5.8%					1,448,108

TOTAL INVESTMENTS (Cost: $19,811,005) 99.7%					24,972,748

OTHER NET ASSETS 0.3%					74,029

NET ASSETS 100.0%					$25,046,777

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Bassett Furniture Industries, Inc.	721	21,882
Belmond Ltd.*	2,866	31,956
Dave & Buster’s Entertainment, Inc.*	673	28,091
Houghton Mifflin Harcourt Co.*	12,945	89,968
ILG, Inc.	2,011	62,562
MSG Networks, Inc.*	2,959	66,873
Playa Hotels & Resorts NV*	10,845	110,836
Red Rock Resorts, Inc. Cl A	957	28,021
Signet Jewelers Ltd.	565	21,764
Sleep Number Corp.*	4,970	174,696
Unifi, Inc.*	2,173	78,771

		715,420

CONSUMER STAPLES (2.2%)
Crimson Wine Group Ltd.*	11,299	111,747
Orchids Paper Products Co.	5,611	45,730
Vector Group Ltd.	3,891	79,337

		236,814

ENERGY (4.9%)
Abraxas Petroleum Corp.*	14,296	31,737
Carrizo Oil and Gas, Inc.*	3,613	57,808
CrossAmerica Partners LP	2,493	51,256
Ensco PLC Cl A	7,104	31,187
Matrix Service Co.*	1,373	18,810
PBF Energy, Inc.	5,458	185,024
PDC Energy, Inc.*	1,398	68,544
ProPetro Hldg. Corp.*	1,640	26,060
Range Resources Corp.	3,590	52,199

		522,625

FINANCIALS (31.3%)
American Equity Investment Life Hldg. Co.	3,901	114,533
Aspen Insurance Hldgs. Ltd.	2,669	119,705
BancFirst Corp.	2,815	149,477
Bank of Marin Bancorp	1,144	78,879
Banner Corp.	2,203	122,244
Bridgewater Bancshares, Inc.*	416	5,437
Brookline Bancorp, Inc.	8,694	140,843
Bryn Mawr Bank Corp.	2,544	111,809
Cadence Bancorporation	2,198	59,852
Charter Financial Corp.	4,599	93,774
Dime Community Bancshares	4,071	74,906
Ellington Financial LLC	7,550	111,816
Enterprise Financial Svcs. Corp.	2,745	128,741
First Connecticut Bancorp, Inc.	2,064	52,838
First Interstate BancSytem, Inc.	3,219	127,311
Flushing Financial Corp.	3,105	83,711
Glacier Bancorp, Inc.	2,851	109,421
Great Southern Bancorp, Inc.	1,073	53,596
Hanmi Financial Corp.	1,413	43,450
IBERIABANK Corp.	365	28,470
Investors Bancorp, Inc.	6,103	83,245
Luther Burbank Corp.	1,773	21,294
Marlin Business Svcs. Corp.	4,668	132,338
MB Financial, Inc.	1,900	76,912
NMI Hldgs., Inc. Cl A*	9,988	165,301
Northfield Bancorp, Inc.	6,343	99,014
Prosperity Bancshares, Inc.	792	57,523
Selective Insurance Group, Inc.	2,812	170,688
Sterling Bancorp	1,594	35,945
Stock Yards Bancorp, Inc.	5,103	179,115
SVB Financial Group*	1,103	264,731
TriCo Bancshares	1,723	64,130
UMB Financial Corp.	877	63,486

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

United Financial Bancorp, Inc.	1,631	26,422
Waterstone Financial, Inc.	1,800	31,140
Wintrust Financial Corp.	615	52,921

		3,335,018

HEALTH CARE (4.5%)
bluebird bio, Inc.*	340	58,055
Emergent Biosolutions, Inc.*	831	43,752
Envision Healthcare Corp.*	1,031	39,621
Halyard Health, Inc.*	450	20,736
Neurocrine Biosciences, Inc.*	542	44,948
Pacific Biosciences of CA, Inc.*	8,523	17,472
Pacira Pharmaceuticals, Inc.*	823	25,636
Supernus Pharmaceuticals, Inc.*	3,988	182,650
Wright Medical Group NV*	2,375	47,120

		479,990

INDUSTRIALS (15.4%)
BMC Stock Hldgs., Inc.*	3,611	70,595
Builders FirstSource, Inc.*	2,844	56,425
Daseke, Inc.*	8,759	85,751
Deluxe Corp.	1,424	105,390
EMCOR Group, Inc.	792	61,721
Encore Wire Corp.	2,475	140,333
GMS, Inc.*	1,604	49,018
Hyster-Yale Materials Handling, Inc. Cl A	1,052	73,566
ICF International, Inc.	1,003	58,625
Kirby Corp.*	1,280	98,496
Landstar System, Inc.	833	91,338
LSC Communications, Inc.	4,939	86,186
Miller Industries, Inc.	6,061	151,525
Mueller Industries, Inc.	9,789	256,080
Tutor Perini Corp.*	1,907	42,049
Universal Forest Products, Inc.	2,829	91,801
VSE Corp.	2,322	120,094

		1,638,993

INFORMATION TECHNOLOGY (9.7%)
Aerohive Networks, Inc.*	6,321	25,537
Anixter International, Inc.*	831	62,948
Apptio, Inc. Cl A*	850	24,089
Belden, Inc.	354	24,405
Comtech Telecommunications Corp.	1,809	54,071
Cray, Inc.*	1,250	25,875
Everspin Technologies, Inc.*	2,711	20,468
Finisar Corp.*	958	15,146
II-VI, Inc.*	938	38,364
Lumentum Hldgs., Inc.*	260	16,588
MaxLinear, Inc. Cl A*	2,490	56,648
MKS Instruments, Inc.	487	56,322
Perficient, Inc.*	1,418	32,501
Plexus Corp.*	975	58,237
Proofpoint, Inc.*	1,050	119,333
Richardson Electronics Ltd.	12,767	101,498
Rogers Corp.*	155	18,529
Sequans Communications S.A. ADR*	21,366	35,895
SYNNEX Corp.	705	83,472
ViaSat, Inc.*	371	24,382
Xperi Corp.	3,208	67,849
Xura, Inc.*	3,068	76,700	††

		1,038,857

MATERIALS (4.5%)
Boise Cascade Co.	1,974	76,196
Ferro Corp.*	2,376	55,171
Ferroglobe PLC*	3,374	36,203
Kaiser Aluminum Corp.	836	84,352
Kraton Corporation Inc.*	1,696	80,916
TimkenSteel Corp.*	3,179	48,289
U.S. Concrete, Inc.*	861	52,004
United States Steel Corp.	1,372	48,281

		481,412

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

REAL ESTATE (9.6%)
Alexander’s, Inc.	120	45,748
Chatham Lodging Trust	2,535	48,545
Chesapeake Lodging Trust	3,370	93,720
Colony NorthStar, Inc. Cl A	7,758	43,600
Cousins Properties, Inc.	9,349	81,149
Easterly Government Pptys.	5,060	103,224
Forest City Realty Trust, Inc. Cl A	6,341	128,469
Highwoods Properties, Inc.	2,146	94,038
Medical Properties Trust, Inc.	5,063	65,819
Pennsylvania REIT	3,836	37,017
RLJ Lodging Trust	2,206	42,885
Summit Hotel Pptys., Inc.	1,771	24,103
Terreno Realty Corp.	2,562	88,415
The GEO Group, Inc.	4,933	100,979
Urstadt Biddle Pptys., Inc. Cl A	1,383	26,692

		1,024,403

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	7,999	74,951
Shenandoah Telecommunications Co.	1,715	61,740

		136,691

UTILITIES (4.3%)
Avista Corp.	2,063	105,729
Idacorp, Inc.	993	87,652
Northwest Natural Gas Co.	951	54,825
NorthWestern Corp.	1,178	63,376
PNM Resources, Inc.	2,092	80,019
Portland General Electric Co.	1,657	67,125

		458,726

TOTAL COMMON STOCKS (Cost: $8,388,931) 94.4%		10,068,949

	Shares	Value
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	3,504	2,943

TOTAL WARRANTS (Cost: $2,117) 0.0% (2)		2,943

TOTAL INVESTMENTS (Cost: $8,391,048) 94.4%		10,071,892

OTHER NET ASSETS 5.6%		592,196

NET ASSETS 100.0%		$10,664,088

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.3%)
American Axle & Mfg. Hldgs., Inc.*	2,998	45,630
Belmond Ltd.*	3,021	33,684
Bloomin’ Brands, Inc.	4,024	97,703
Bright Horizons Family Solutions, Inc.*	451	44,974
Cooper Tire & Rubber Co.	1,343	39,350
Dave & Buster’s Entertainment, Inc.*	1,096	45,747
Five Below, Inc.*	2,154	157,975
Haverty Furniture Cos., Inc.	3,947	79,532
Lions Gate Entertainment Corp. Cl A	1,804	46,584
Lions Gate Entertainment Corp. Cl B	2,404	57,876
Lithia Motors, Inc. Cl A	753	75,692
Red Rock Resorts, Inc. Cl A	2,855	83,594
Sleep Number Corp.*	3,105	109,141
Steve Madden Ltd.	1,361	59,748
Thor Industries, Inc.	476	54,821

		1,032,051

CONSUMER STAPLES (1.8%)
Cal-Maine Foods, Inc.*	738	32,251
Orchids Paper Products Co.	2,430	19,805
Vector Group Ltd.	1,996	40,698
WD-40 Co.	470	61,899

		154,653

ENERGY (2.0%)
Carrizo Oil and Gas, Inc.*	1,375	22,000
Matador Resources Co.*	877	26,231
Ring Energy, Inc.*	3,882	55,707
RPC, Inc.	2,277	41,054
US Silica Hldgs., Inc.	870	22,202

		167,194

FINANCIALS (6.4%)
AMERISAFE, Inc.	692	38,233
First Merchants Corp.	1,502	62,633
Heritage Financial Corp.	2,071	63,373
iShares Micro-Cap ETF	245	23,532
Moelis & Co. Cl A	1,734	88,174
Pinnacle Financial Partners, Inc.	794	50,975
S&T Bancorp, Inc.	1,404	56,076
Starwood Property Trust, Inc.	2,213	46,362
TriState Capital Hldgs., Inc.*	2,281	53,033
United Insurance Hldgs. Corp.	2,531	48,443

		530,834

HEALTH CARE (23.4%)
Acadia Healthcare Co., Inc.*	1,541	60,376
ACADIA Pharmaceuticals, Inc.*	1,496	33,615
Acceleron Pharma, Inc.*	857	33,509
Agios Pharmaceuticals, Inc.*	368	30,095
Akebia Therapeutics, Inc.*	1,564	14,905
Amicus Therapeutics, Inc.*	2,950	44,368
Anika Therapeutics, Inc.*	1,009	50,167
bluebird bio, Inc.*	275	46,956
Cambrex Corp.*	360	18,828
Catalent, Inc.*	1,245	51,120
Chemed Corp.	204	55,663
Clovis Oncology, Inc.*	565	29,832
Dyax Corp. - contingent value rights*	1,246	0	††
Emergent Biosolutions, Inc.*	1,180	62,127
Envision Healthcare Corp.*	1,035	39,775
Exact Sciences Corp.*	1,524	61,463
ICU Medical, Inc.*	144	36,346
Insulet Corp.*	836	72,464
Intersect ENT, Inc.*	1,164	45,745
iRhythm Technologies, Inc.*	599	37,707
Karyopharm Therapeutics, Inc.*	2,275	30,531

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Masimo Corp.*	570	50,132
Medicines Co.*	1,264	41,636
Nektar Therapeutics*	1,135	120,605
Neogen Corp.*	726	48,635
Neurocrine Biosciences, Inc.*	836	69,329
Nevro Corp.*	761	65,956
Omnicell, Inc.*	2,247	97,520
Pacira Pharmaceuticals, Inc.*	1,185	36,913
Penumbra, Inc.*	474	54,818
PRA Health Sciences, Inc.*	618	51,269
Prothena Corp. PLC*	745	27,349
Radius Health, Inc.*	688	24,727
Repligen Corp.*	1,197	43,307
Sage Therapeutics, Inc.*	498	80,213
Spark Therapeutics, Inc.*	522	34,760
Supernus Pharmaceuticals, Inc.*	1,927	88,257
Ultragenyx Pharmaceutical, Inc.*	536	27,331
WellCare Health Plans, Inc.*	365	70,675
Wright Medical Group NV*	1,894	37,577
Zogenix, Inc.*	704	28,195

		1,954,796

INDUSTRIALS (14.9%)
AeroVironment, Inc.*	670	30,492
Astronics Corp.*	1,590	59,307
BMC Stock Hldgs., Inc.*	2,898	56,656
Echo Global Logistics, Inc.*	1,829	50,480
EnPro Industries, Inc.	1,568	121,332
Generac Hldgs., Inc.*	655	30,071
Granite Construction, Inc.	2,070	115,630
H&E Equipment Services	1,516	58,351
Healthcare Svcs. Group, Inc.	1,756	76,351
InnerWorkings, Inc.*	2,484	22,480
John Bean Technologies Corp.	489	55,453
Landstar System, Inc.	685	75,110
NCI Building Systems, Inc.*	2,932	51,896
On Assignment, Inc.*	840	68,779
Schneider National, Inc. Cl B	1,260	32,836
Simpson Manufacturing Co., Inc.	588	33,863
Sun Hydraulics Corp.	1,697	90,891
Teledyne Technologies, Inc.*	486	90,965
Trex Co., Inc.*	608	66,132
Universal Forest Products, Inc.	1,365	44,294
Woodward, Inc.	240	17,198

		1,248,567

INFORMATION TECHNOLOGY (26.3%)
Acacia Communications, Inc.*	675	25,961
Advanced Energy Industries, Inc.*	450	28,755
Apptio, Inc. Cl A*	1,355	38,401
Belden, Inc.	512	35,297
Cabot MicroElectronics Corp.	230	24,635
Callidus Software, Inc.*	1,234	44,362
CommVault Systems, Inc.*	613	35,064
Cornerstone OnDemand, Inc.*	775	30,310
Cray, Inc.*	1,775	36,743
Cypress Semiconductor Corp.	1,945	32,987
Entegris, Inc	1,340	46,632
EPAM Systems, Inc.*	899	102,953
Etsy, Inc.*	1,055	29,603
Euronet Worldwide, Inc.*	757	59,742
Everspin Technologies, Inc.*	3,668	27,693
Fair Isaac Corp.	311	52,674
Five9, Inc.*	2,882	85,855
Globant S.A.*	850	43,809
Grubhub, Inc.*	742	75,291
II-VI, Inc.*	1,494	61,105
Integrated Device Technology, Inc.*	1,615	49,354

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Littelfuse, Inc.	250	52,045
LogMeIn, Inc.	468	54,077
Lumentum Hldgs., Inc.*	811	51,742
MAXIMUS, Inc.	417	27,831
MaxLinear, Inc. Cl A*	1,908	43,407
MINDBODY, Inc. Cl A*	245	9,531
MKS Instruments, Inc.	558	64,533
Monolithic Power Systems, Inc.	533	61,705
New Relic, Inc.*	1,529	113,329
Nutanix, Inc. Cl A*	1,110	54,512
Paycom Software, Inc.*	606	65,078
Perficient, Inc.*	1,584	36,305
Proofpoint, Inc.*	1,170	132,971
Q2 Hldgs., Inc.*	847	38,581
Rapid7, Inc.*	2,475	63,286
Resonant, Inc.*	2,900	9,251
Rogers Corp.*	248	29,646
Science Applications Int’l. Corp.	345	27,186
Sequans Communications S.A. ADR*	7,704	12,943
Stamps.com, Inc.*	166	33,374
SYNNEX Corp.	354	41,914
Take-Two Interactive Software, Inc.*	323	31,583
ViaSat, Inc.*	579	38,052
Xperi Corp.	1,698	35,913
Zendisk, Inc.*	2,142	102,538

		2,198,559

MATERIALS (5.1%)
Berry Global Group, Inc.*	904	49,548
Ferro Corp.*	5,761	133,770
Ferroglobe PLC*	4,842	51,955
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Minerals Technologies, Inc.	860	57,577
Orion Engineered Carbons S.A.	2,565	69,512
U.S. Concrete, Inc.*	1,113	67,225

		429,587

REAL ESTATE (2.6%)
Easterly Government Pptys.	1,612	32,885
Pebblebrook Hotel Trust	1,965	67,498
QTS Realty Trust, Inc.	1,478	53,533
Terreno Realty Corp.	1,796	61,980

		215,896

TELECOMMUNICATION SERVICES (1.4%)
ORBCOMM, Inc.*	5,792	54,271
Shenandoah Telecommunications Co.	1,676	60,336

		114,607

UTILITIES (0.6%)
Chesapeake Utilities Corp.	686	48,260

TOTAL COMMON STOCKS (Cost: $6,569,927) 96.8%		8,095,004

TOTAL INVESTMENTS (Cost: $6,569,927) 96.8%		8,095,004

OTHER NET ASSETS 3.2%		267,613

NET ASSETS 100.0%		$8,362,617

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.2%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	197,141
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	83,032
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	565,875
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	144,170
U.S. Treasury Note	AA+	2.25	08/15/27	800,000	767,062
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,503,797
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	744,122
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	794,941

					4,800,140

U.S. GOVERNMENT AGENCIES (32.3%)
MORTGAGE-BACKED OBLIGATIONS (32.3%)
FHLMC	AA+	2.50	09/01/27	45,833	45,218
FHLMC	AA+	3.00	06/01/27	26,468	26,616
FHLMC	AA+	3.00	08/01/27	27,646	27,754
FHLMC	AA+	3.00	11/01/42	43,661	42,921
FHLMC	AA+	3.00	04/01/43	55,421	54,480
FHLMC	AA+	3.50	05/01/42	71,588	72,129
FHLMC	AA+	3.50	01/01/43	58,061	58,501
FHLMC	AA+	3.50	04/01/43	90,569	91,256
FHLMC	AA+	3.50	11/01/43	78,266	78,860
FHLMC	AA+	3.50	07/01/45	79,904	80,430
FHLMC	AA+	3.50	05/01/46	79,919	80,246
FHLMC	AA+	3.50	09/01/47	95,598	95,895
FHLMC	AA+	4.00	02/01/25	5,097	5,254
FHLMC	AA+	4.00	03/01/41	24,917	25,773
FHLMC	AA+	4.00	07/01/41	35,931	37,199
FHLMC	AA+	4.00	11/01/42	36,358	37,632
FHLMC	AA+	4.00	01/01/44	92,671	95,916
FHLMC	AA+	4.00	10/01/44	58,585	60,383
FHLMC	AA+	4.00	06/01/45	69,821	72,120
FHLMC	AA+	4.00	05/01/47	95,101	97,814
FHLMC	AA+	4.50	03/01/34	13,012	13,686
FHLMC	AA+	4.50	08/01/34	5,229	5,499
FHLMC	AA+	4.50	02/01/44	38,427	40,317
FHLMC	AA+	5.00	02/01/26	2,444	2,611
FHLMC	AA+	5.50	03/01/21	1,985	2,035
FHLMC	AA+	5.50	07/01/32	4,461	4,886
FHLMC	AA+	5.50	05/01/33	3,585	3,888
FHLMC	AA+	5.50	06/01/37	20,381	22,486
FHLMC	AA+	6.00	07/15/29	3,470	3,751
FHLMC	AA+	6.00	03/15/32	3,954	4,321
FHLMC ARM	AA+	3.44	03/01/37	866	906
FHLMC ARM	AA+	3.45	02/01/36	5,012	5,245
FHLMC ARM	AA+	3.53	04/01/37	2,385	2,495
FHLMC ARM	AA+	3.56	05/01/37	3,469	3,618
FHLMC ARM	AA+	3.61	04/01/37	2,494	2,624
FHLMC ARM	AA+	4.65	09/01/39	4,605	4,712
FHLMC Strip	AA+	3.00	01/15/43	58,380	57,987
FNMA	AA+	2.40	05/01/43	68,120	67,577
FNMA	AA+	2.68	12/01/26	75,000	71,751
FNMA	AA+	2.91	07/01/27	74,123	72,336
FNMA	AA+	3.00	09/01/33	72,244	72,025
FNMA	AA+	3.00	04/25/42	71,521	71,011
FNMA	AA+	3.00	12/01/42	58,415	56,717
FNMA	AA+	3.00	02/01/43	33,630	32,933
FNMA	AA+	3.00	03/01/43	30,437	29,899
FNMA	AA+	3.00	04/01/43	57,261	55,595
FNMA	AA+	3.00	09/01/43	99,641	98,105
FNMA	AA+	3.00	09/01/46	140,327	136,986
FNMA	AA+	3.50	03/25/28	53,234	53,946
FNMA	AA+	3.50	03/01/32	43,575	44,522
FNMA	AA+	3.50	09/01/32	60,081	61,388
FNMA	AA+	3.50	08/01/38	45,096	45,475
FNMA	AA+	3.50	10/01/41	38,262	38,130
FNMA	AA+	3.50	12/01/41	46,449	46,359

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	3.50	04/01/42	55,112	55,110
FNMA	AA+	3.50	08/01/42	41,536	41,769
FNMA	AA+	3.50	10/01/42	40,476	40,845
FNMA	AA+	3.50	12/01/42	105,833	106,831
FNMA	AA+	3.50	08/01/43	98,169	98,940
FNMA	AA+	3.50	08/01/43	105,420	106,215
FNMA	AA+	3.50	01/01/44	16,818	16,781
FNMA	AA+	3.50	08/25/44	49,457	50,049
FNMA	AA+	3.50	04/01/45	113,647	114,207
FNMA	AA+	3.50	04/01/45	147,958	148,815
FNMA	AA+	3.50	06/01/45	85,672	86,082
FNMA	AA+	3.50	10/01/45	162,623	163,566
FNMA	AA+	4.00	05/01/19	1,258	1,294
FNMA	AA+	4.00	07/25/26	72,404	76,186
FNMA	AA+	4.00	01/01/31	63,244	65,381
FNMA	AA+	4.00	11/01/40	27,998	28,940
FNMA	AA+	4.00	01/01/41	91,256	94,306
FNMA	AA+	4.00	05/01/41	30,961	31,584
FNMA	AA+	4.00	11/01/45	65,055	67,017
FNMA	AA+	4.00	02/01/47	528,670	544,440
FNMA	AA+	4.00	07/01/56	239,772	247,239
FNMA	AA+	4.50	05/01/18	30	30
FNMA	AA+	4.50	05/01/19	485	488
FNMA	AA+	4.50	05/01/30	10,261	10,782
FNMA	AA+	4.50	04/01/31	13,427	14,109
FNMA	AA+	4.50	08/01/33	4,240	4,458
FNMA	AA+	4.50	08/01/33	4,978	5,236
FNMA	AA+	4.50	09/01/33	12,497	13,146
FNMA	AA+	4.50	05/01/34	3,517	3,700
FNMA	AA+	4.50	06/01/34	5,121	5,380
FNMA	AA+	4.50	08/01/35	6,281	6,590
FNMA	AA+	4.50	12/01/35	6,526	6,867
FNMA	AA+	4.50	05/01/39	11,976	12,678
FNMA	AA+	4.50	05/01/39	18,296	19,375
FNMA	AA+	4.50	05/01/40	21,477	22,558
FNMA	AA+	4.50	10/01/40	166,026	175,631
FNMA	AA+	4.50	11/01/47	48,828	51,264
FNMA	AA+	5.00	04/01/18	2	2
FNMA	AA+	5.00	09/01/18	244	247
FNMA	AA+	5.00	10/01/20	2,567	2,612
FNMA	AA+	5.00	06/01/33	9,287	10,027
FNMA	AA+	5.00	09/01/33	7,479	8,075
FNMA	AA+	5.00	10/01/33	10,003	10,819
FNMA	AA+	5.00	11/01/33	14,151	15,279
FNMA	AA+	5.00	03/01/34	2,424	2,618
FNMA	AA+	5.00	04/01/34	1,762	1,902
FNMA	AA+	5.00	04/01/34	3,889	4,194
FNMA	AA+	5.00	04/01/35	5,758	6,233
FNMA	AA+	5.00	06/01/35	3,122	3,369
FNMA	AA+	5.00	09/01/35	4,038	4,357
FNMA	AA+	5.00	11/25/35	13,370	14,076
FNMA	AA+	5.00	10/01/36	4,983	5,381
FNMA	AA+	5.00	05/01/39	12,965	13,786
FNMA	AA+	5.00	06/01/40	10,502	11,353
FNMA	AA+	5.50	09/01/19	508	513
FNMA	AA+	5.50	08/01/25	4,193	4,601
FNMA	AA+	5.50	01/01/27	1,872	2,033
FNMA	AA+	5.50	09/01/33	3,919	4,336
FNMA	AA+	5.50	10/01/33	12,284	13,558
FNMA	AA+	5.50	03/01/34	970	1,055
FNMA	AA+	5.50	03/01/34	3,546	3,916
FNMA	AA+	5.50	07/01/34	3,759	4,117
FNMA	AA+	5.50	09/01/34	1,730	1,898
FNMA	AA+	5.50	09/01/34	11,946	13,168
FNMA	AA+	5.50	09/01/34	11,869	13,015
FNMA	AA+	5.50	10/01/34	2,034	2,233
FNMA	AA+	5.50	02/01/35	3,915	4,297
FNMA	AA+	5.50	02/01/35	5,381	5,935
FNMA	AA+	5.50	04/01/35	5,864	6,430

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	5.50	08/01/35	5,617	6,166
FNMA	AA+	5.50	11/01/35	6,318	6,933
FNMA	AA+	5.50	06/01/37	5,533	6,046
FNMA	AA+	5.50	11/01/38	854	902
FNMA	AA+	5.50	06/01/48	2,345	2,472
FNMA	AA+	6.00	12/25/49	7,445	8,275
FNMA	AA+	6.00	04/01/23	3,050	3,389
FNMA	AA+	6.00	01/01/25	8,176	9,085
FNMA	AA+	6.00	03/01/28	4,468	4,969
FNMA	AA+	6.00	04/01/32	311	345
FNMA	AA+	6.00	05/01/32	854	958
FNMA	AA+	6.00	05/01/33	10,387	11,542
FNMA	AA+	6.00	09/01/34	6,069	6,797
FNMA	AA+	6.00	10/01/34	8,325	9,261
FNMA	AA+	6.00	12/01/36	4,109	4,615
FNMA	AA+	6.00	01/01/37	4,834	5,428
FNMA	AA+	6.00	05/01/37	924	985
FNMA	AA+	6.00	07/01/37	1,904	2,121
FNMA	AA+	6.00	08/01/37	2,955	3,315
FNMA	AA+	6.00	12/01/37	873	979
FNMA	AA+	6.00	10/25/44	12,464	13,790
FNMA	AA+	6.00	02/25/47	10,754	11,925
FNMA	AA+	6.50	05/01/32	1,545	1,725
FNMA	AA+	6.50	05/01/32	529	590
FNMA	AA+	6.50	07/01/32	788	880
FNMA	AA+	6.50	07/01/34	3,941	4,398
FNMA	AA+	6.50	09/01/34	1,426	1,592
FNMA	AA+	6.50	09/01/36	856	935
FNMA	AA+	6.50	05/01/37	2,556	2,660
FNMA	AA+	6.50	09/01/37	1,143	1,276
FNMA	AA+	6.50	05/01/38	1,056	1,178
FNMA	AA+	7.00	09/01/31	228	233
FNMA	AA+	7.00	04/01/32	824	919
FNMA	AA+	7.00	01/25/44	15,763	18,029
FNMA	AA+	7.50	06/01/31	257	290
FNMA	AA+	7.50	02/01/32	923	1,060
FNMA	AA+	7.50	06/01/32	259	301
FNMA	AA+	8.00	04/01/32	104	109
FNMA Strip	AA+	3.00	08/25/42	49,588	48,469
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	74,934	74,487
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,966	50,095
GNMA (3)	AA+	4.00	08/15/41	33,774	34,949
GNMA (3)	AA+	4.00	11/15/41	15,371	16,036
GNMA (3)	AA+	4.00	01/15/42	46,093	47,646
GNMA (3)	AA+	4.50	04/20/31	17,635	18,548
GNMA (3)	AA+	4.50	10/15/40	30,288	32,189
GNMA (3)	AA+	4.50	06/20/41	21,425	22,302
GNMA (3)	AA+	4.50	10/20/43	37,926	40,069
GNMA (3)	AA+	5.00	06/20/39	26,825	28,421
GNMA (3)	AA+	5.00	11/15/39	14,441	15,516
GNMA (3)	AA+	5.00	06/20/40	9,196	9,719
GNMA (3)	AA+	5.50	01/15/36	8,673	9,433
GNMA (3)	AA+	6.50	04/15/31	103	116
GNMA (3)	AA+	6.50	10/15/31	561	637
GNMA (3)	AA+	6.50	12/15/31	112	126
GNMA (3)	AA+	6.50	05/15/32	390	437
GNMA (3)	AA+	7.00	05/15/31	522	593
GNMA (3)	AA+	7.00	05/15/32	47	48
GNMA (3)	AA+	7.00	10/20/38	219	231
Small Business Administration (3)	AA+	2.81	06/01/37	392,087	382,798
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	17,929	18,516

					6,163,397

CORPORATE DEBT (41.7%)
CONSUMER DISCRETIONARY (8.4%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	82,232
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	78,467
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	111,446
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	51,170
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,550

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Dollar General Corp.	BBB	3.25	04/15/23	85,000	84,199
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	68,739
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,975
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,783
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	75,000	75,922
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	68,944
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,461
Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	50,796
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	75,472
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	85,060
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	77,240
NVR, Inc.	BBB+	3.95	09/15/22	85,000	86,709
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,064
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	77,263
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	76,719
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,848
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	48,487
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	82,771

					1,600,317

CONSUMER STAPLES (2.2%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,246
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	73,688
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	67,298
Kroger Co.	BBB	2.95	11/01/21	30,000	29,717
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	95,557
Sysco Corp.	BBB+	2.60	06/12/22	55,000	53,566
Sysco Corp.	BBB+	3.75	10/01/25	50,000	50,337

					419,409

ENERGY (2.3%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	76,860
Energen Corp.	BB	4.63	09/01/21	85,000	83,513
EQT Corp.	BBB	4.88	11/15/21	85,000	88,524
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	68,626
Rowan Companies PLC	B+	4.88	06/01/22	85,000	77,138
Seacor Hldgs., Inc.	NR	7.38	10/01/19	50,000	51,125

					445,786

FINANCIALS (8.4%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	81,844
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	79,114
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	74,339
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	85,000	87,803
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	52,915
Block Financial LLC	BBB	5.25	10/01/25	50,000	52,187
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,821
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,639
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,086
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,809
First Republic Bank	A-	2.38	06/17/19	85,000	84,433
First Tennessee Bank	BBB	2.95	12/01/19	75,000	74,829
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	48,250
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,086
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	20,910
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,946
Markel Corp.	BBB	5.35	06/01/21	40,000	42,391
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	78,620
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	52,161
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	21,140
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,770
Protective Life Corp.	A-	7.38	10/15/19	65,000	69,154
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,923
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	78,686
Signet UK Finance PLC	BB+	4.70	06/15/24	50,000	47,944
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	50,229
Synchrony Financial	BBB-	3.70	08/04/26	50,000	46,761
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,500
Unum Group	BBB	4.00	03/15/24	75,000	76,012
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	73,106

					1,589,408

HEALTH CARE (4.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	88,663
Anthem, Inc.	A	4.35	08/15/20	50,000	51,481
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,972
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,012
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	86,442
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	81,607
Owens & Minor, Inc.	BBB-	3.88	09/15/21	85,000	84,344
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	89,042
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	87,831
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	88,388
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,642

					855,424

INDUSTRIALS (2.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	63,749
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	74,661
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	84,321
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	77,378
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,845

					384,954

INFORMATION TECHNOLOGY (4.2%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	87,801
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	102,712
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	87,491
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	83,769
eBay, Inc.	BBB+	2.88	08/01/21	75,000	74,303
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	89,053
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,365
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	74,683
Symantec Corp.	BB+	4.20	09/15/20	85,000	86,057
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	84,968

					795,202

MATERIALS (4.3%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	87,778
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	85,075
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,781
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	51,662
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	85,000	82,238
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,752
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,594
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	85,123
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	50,994
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,307
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	84,994
Teck Resources Ltd.	BB+	4.75	01/15/22	75,000	75,938

					828,236

REAL ESTATE (2.9%)
Boston Properties LP	A-	3.85	02/01/23	65,000	66,235
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,082
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	85,156
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	88,329
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	88,060
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,632
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	50,239
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	67,633
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,124
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	52,944

					558,434

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	73,653

UTILITIES (2.1%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	88,501
Exelon Corp.	BBB-	5.15	12/01/20	50,000	52,051
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,982
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,856
SCANA Corp.	BBB-	4.13	02/01/22	85,000	84,422
Southern Co.	BBB+	3.25	07/01/26	50,000	47,511
Talen Energy Supply LLC†	B+	6.50	09/15/24	30,000	20,850

					402,173

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,071,804) 99.2%	18,916,533

TOTAL INVESTMENTS (Cost: $19,071,804) 99.2%	18,916,533

OTHER NET ASSETS 0.8%	155,611

NET ASSETS 100.0%	$19,072,144

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.1%)
U.S. Treasury Bill	A-1+	1.33	04/12/18	1,200,000	1,199,425
U.S. Treasury Bill	A-1+	1.48	04/19/18	700,000	699,425
U.S. Treasury Bill	A-1+	1.52	04/26/18	600,000	599,315
U.S. Treasury Bill	A-1+	1.52	05/03/18	1,200,000	1,198,278
U.S. Treasury Bill	A-1+	1.53	05/03/18	700,000	698,984
U.S. Treasury Bill	A-1+	1.59	05/10/18	700,000	698,731
U.S. Treasury Bill	A-1+	1.61	05/17/18	700,000	698,497
U.S. Treasury Bill	A-1+	1.61	05/24/18	250,000	249,384

					6,042,039

U.S. GOVERNMENT AGENCIES (15.9%)
FHLB	A-1+	1.42	04/04/18	400,000	399,921
FHLB	A-1+	1.56	04/18/18	750,000	749,381
FHLB	A-1+	1.57	04/13/18	150,000	149,908
FHLB	A-1+	1.60	04/26/18	500,000	499,399
FHLB	A-1+	1.60	04/30/18	750,000	748,965
FHLB	A-1+	1.62	05/09/18	100,000	99,820
FHLB	A-1+	1.73	05/04/18	1,200,000	1,197,980

					3,845,374

COMMERCIAL PAPER (58.6%)
3M Co.†	A-1+	1.63	04/11/18	800,000	799,565
Apple, Inc.†	A-1+	1.65	04/19/18	800,000	799,265
Cargill, Inc.†	A-1	1.82	04/05/18	700,000	699,788
Chevron Corp.†	A-1+	1.66	04/27/18	800,000	798,966
Coca-Cola Co.†	A-1+	1.58	04/12/18	692,000	691,604
Disney (Walt) Co.†	A-1+	1.64	05/02/18	800,000	798,796
Eli Lilly & Co.†	A-1+	1.80	04/13/18	600,000	599,580
Hershey Foods†	A-1	1.80	05/01/18	800,000	798,718
Home Depot, Inc.†	A-1	1.80	04/09/18	700,000	699,650
Intel Corp.†	A-1+	1.87	05/18/18	800,000	797,963
Intercontinental Exchange, Inc.†	A-1	1.58	04/02/18	250,000	249,967
J.P. Morgan Securities LLC	A-1	1.75	04/02/18	400,000	399,942
Nestle Capital Corp.†	A-1+	1.65	04/06/18	500,000	499,839
Novartis Finance Corp.†	A-1+	1.80	04/17/18	700,000	699,370
PepsiCo, Inc.†	A-1	1.53	04/03/18	750,000	749,872
Pfizer, Inc.†	A-1+	1.82	05/02/18	250,000	249,583
Pfizer, Inc.†	A-1+	1.82	05/08/18	650,000	648,717
Procter & Gamble Co.†	A-1+	1.67	04/23/18	700,000	699,219
Simon Property Group LP†	A-1	1.93	05/14/18	800,000	798,070
Unilever Capital Corp.†	A-1	1.62	04/16/18	750,000	749,425
Wal-Mart Stores, Inc.†	A-1+	1.90	04/24/18	900,000	898,812

					14,126,711

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,014,124) 99.5%					24,014,124

TOTAL INVESTMENTS (Cost: $24,014,124) 100.3%					24,014,124

OTHER NET ASSETS 0.4%					107,793

NET ASSETS 100.0%					$24,121,917

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

BOND FUND	$109,515	0.6%
MONEY MARKET FUND	$13,726,769	56.9%

†† Level 3 Security.

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a Percentage of Total Investments

ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	June 2018	$132,150	($7,305)	1.1%
EQUITY INDEX FUND	19	E-mini S&P 500 Stock Index	P	June 2018	$2,510,850	($133,775)	5.5%
MID-CAP EQUITY INDEX FUND	8	E-mini S&P MidCap 400 Stock Index	P	June 2018	$1,506,480	($57,600)	6.0%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2018. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2018:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$7,049,152	-	-			$7,049,152
Common Stock - Active	$5,215,895	-	$8,550	(b)		$5,224,445
Short-Term Debt Securities - Indexed	-	$49,877	-			$49,877
Warrants - Active	$331	-	-			$331
	$12,265,378	$49,877	$8,550			$12,323,805

Equity Index Fund
Common Stock	$42,971,070	-	-			$42,971,070
Short-Term Debt Securities	-	$2,346,936	-			$2,346,936
	$42,971,070	$2,346,936	-			$45,318,006

Mid-Cap Equity Index Fund
Common Stock	$23,524,640	-	-			$23,524,640
Short-Term Debt Securities	-	$1,448,108	-			$1,448,108
	$23,524,640	$1,448,108	-			$24,972,748

Small Cap Value Fund
Common Stock	$9,992,249	-	$ 76,700	(b	)	$10,068,949
Warrants	$2,943	-	-			$2,943
	$9,995,192	-	$76,700			$10,071,892

Small Cap Growth Fund
Common Stock	$8,095,004	-	-	(b	)	$8,095,004

Bond Fund
U.S. Government Debt	-	$4,800,140	-			$4,800,140
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$6,163,397	-			$6,163,397
Long-Term Corporate Debt	-	$7,952,996	-			$7,952,996
	-	$18,916,533	-			$18,916,533

Money Market Fund
U.S. Government Debt	-	$6,042,039	-			$6,042,039
U.S. Government Agency Short-Term Debt	-	$3,845,374	-			$3,845,374
Commercial Paper	-	$14,126,711	-			$14,126,711
	-	$24,014,124	-			$24,014,124
Other Financial Instruments:*
All America Fund	($7,305)	-	-			($7,305)
Equity Index Fund	($133,775)	-	-			($133,775)
Mid-Cap Equity Index Fund	($57,600)	-	-			($57,600)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2018
	Balance December 31, 2017(c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance March 31, 2018(c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2018
All America Fund - Active Common Stock	$8,550	-	-	-	$8,550	$948
Small Cap Value Fund - Common Stock	$76,700	-	-	-	$76,700	$8,172
Small Cap Growth Fund - Common Stock	-	-	-	-	-	-

(c) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Board of Directors of the Investment Company.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At March 31, 2018, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Tax Information—The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at March 31, 2018 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,677,228	$14,164,294	$6,397,037	$2,400,719
Unrealized Depreciation	(511,509)	(1,639,516)	(1,372,030)	(674,721)

Net	$3,165,719	$12,524,778	$5,025,007	$1,725,998

Tax Cost of Investments	$9,158,086	$32,793,228	$19,947,741	$8,345,894

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,842,291	$188,207	$-
Unrealized Depreciation	(330,865)	(343,801)	-

Net	$1,511,426	$(155,594)	$-

Tax Cost of Investments	$6,583,578	$19,072,127	$24,014,124

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts and other tax-related adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	May 25, 2018

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2018